UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 86.7%
Commodity — 21.9%
iPath Dow Jones-UBS Agriculture Subindex Total Return ETN*	2,866	$170,957
iPath Dow Jones-UBS Cocoa Subindex Total Return ETN*	1,198	50,532
PowerShares DB Agriculture Fund*	2,984	96,234
PowerShares DB Energy Fund*	11,036	336,267
PowerShares DB Gold Fund*	7,848	446,708
PowerShares DB Silver Fund*	711	49,642
Uranium Participation Corp*.	11,356	72,977

		1,223,317

Currency — 7.0%
CurrencyShares Canadian Dollar Trust	492	51,207
PowerShares DB G10 Currency Harvest Fund*	5,706	139,626
PowerShares DB US Dollar Index Bullish Fund*	2,471	51,965
WisdomTree Dreyfus Chinese Yuan Fund*	3,841	97,984
WisdomTree Dreyfus Emerging Currency Fund	2,201	51,459

		392,241

Equity — 24.2%
Consumer Staples Select Sector SPDR Fund	1,666	51,313
iShares MSCI EAFE Index Fund	2,331	136,713

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
iShares S&P Latin America 40 Index Fund	2,302	$113,857
Market Vectors Rare Earth/Strategic Metals ETF*	2,097	52,446
ProShares Ultrashort Russell2000*	1,591	70,450
SPDR S&P 500 ETF Trust	2,515	324,561
Vanguard FTSE All-World ex-US ETF	2,178	105,916
Vanguard MCSI Emerging Markets ETF	5,309	256,743
WisdomTree Equity Income Fund	3,184	129,652
WisdomTree Total Dividend Fund	2,276	109,931

		1,351,582

Fixed Income — 24.4%
First Trust Strategic High Income Fund	7,648	29,292
First Trust Strategic High Income Fund II	9,909	50,239
Guggenheim BulletShares 2016 Corporate Bond ETF	7,530	162,799
iPath US Treasury 10-Year Bear ETN*	1,099	45,817
iShares Barclays 1-3 Year Credit Bond Fund	1,149	120,622
iShares Barclays Credit Bond Fund	1,368	147,128
iShares S&P National Municipal Bond Fund	2,731	283,396
PowerShares Build America Bond Portfolio	3,694	99,590

See accompany Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	000000000	000000000
	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
PowerShares Emerging Markets Sovereign Debt Portfolio	4,529	$124,638
PowerShares International Corporate Bond Portfolio	3,524	102,196
SPDR Barclays Capital High Yield Bond ETF	2,421	97,445
Western Asset Emerging Markets Income Fund Inc.	7,071	101,186

		1,364,348

Other — 2.9%
Credit Suisse Merger Arbitrage Index ETN*	7,734	159,707

Real Estate — 6.3%
RMR Asia Pacific Real Estate Fund	3,694	69,299
SPDR Dow Jones International Real Estate ETF	2,715	107,107
Vanguard REIT ETF	2,836	173,110

		349,516

TOTAL EXCHANGE TRADED FUNDS (Cost $4,806,445)		4,840,711
TOTAL INVESTMENTS - 86.7% (Cost $4,806,445)**		4,840,711
OTHER ASSETS IN EXCESS OF LIABILITIES - 13.3%		744,470

NET ASSETS - 100.0%		$5,585,181

Value

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,806,445

Gross unrealized appreciation	71,319
Gross unrealized depreciation	(37,053)

Net unrealized appreciation	$34,266

DB	Deutche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt
REIT	Real Estate Investment Trust

See accompany Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$4,840,711	$4,840,711	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 35.8%
Basic Materials — 2.8%
Huntsman Corp	15,300	$292,230
MeadWestvaco Corp	9,150	284,931

		577,161

Communications — 5.7%
Comcast Corp., Class A	12,100	290,642
DISH Network Corp., Class A*	9,600	284,448
EchoStar Corp., Class A*	8,500	284,410
Verizon Communications, Inc.	8,400	296,436

		1,155,936

Consumer, Cyclical — 4.4%
CVS Caremark Corp.	8,200	298,070
Dana Holding Corp.*	17,200	286,724
Wal-Mart Stores, Inc.	5,700	300,447

		885,241

Consumer, Non-cyclical — 8.6%
Alliance Data Systems Corp.*	3,000	295,020
Omnicare, Inc.	9,400	286,700
Pfizer, Inc.	15,350	295,334
Philip Morris International, Inc.	4,200	298,914
UnitedHealth Group, Inc.	5,900	292,817
WellPoint, Inc.	4,100	276,955

		1,745,740

Energy — 5.8%
Chevron Corp.	2,800	291,256
ConocoPhillips.	4,100	295,159
CVR Energy, Inc.*	10,900	292,665
Exxon Mobil Corp.	3,600	287,244

		1,166,324

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — 5.6%
Cummins, Inc.	2,700	$283,176
Eaton Corp.	5,900	282,905
KBR, Inc.	7,900	281,635
United Parcel Service, Inc., Class B	4,250	294,185

		1,141,901

Technology — 2.9%
Microsoft Corp.	10,950	300,030
NCR Corp.*	14,750	294,262

		594,292

TOTAL COMMON STOCKS (Cost $7,559,939)		7,266,595

EXCHANGE TRADED FUNDS — 43.9%
Commodity — 2.9%
PowerShares DB Commodity Index Tracking Fund*	19,800	599,544

Equity — 30.0%
Health Care Select Sector SPDR Fund	20,400	696,660
iShares MSCI Emerging Market Index Fund	20,400	961,860
iShares Russell 2000 Growth Index Fund	13,340	1,216,208
iShares S&P 500 Index Fund	5,400	699,570
SPDR S&P 500 ETF Trust	19,400	2,503,570

		6,077,868

Fixed Income — 11.0%
iShares Barclays Aggregate Bond Fund	10,800	1,168,344
iShares iBoxx $ High Yield Corporate Bond Fund	5,750	523,537

See accompanying Notes to the Quarterly Portfolio of Investments.

1

COMPAK DYNAMIC ASSET ALLOCATION FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Fixed Income — (Continued)
iShares JPMorgan USD Emerging Markets Bond Fund	4,800	$532,896

		2,224,777

TOTAL EXCHANGE TRADED FUNDS (Cost $9,033,501)		8,902,189

MUTUAL FUNDS — 14.8%
Fixed Income — 14.5%
DoubleLine Total Return Bond Fund, Class I	45,069	499,820
DoubleLine Total Return Bond Fund, Class N	3,158	35,018
Fidelity Advisor Emerging Markets Income Fund	5,192	71,132
Goldman Sachs Emerging Markets Debt Fund	19,772	252,491
Goldman Sachs High Yield Fund	64,025	468,025
Goldman Sachs Local Emerging Markets Debt Fund	25,207	250,053
PIMCO Total Return Fund, Administrative Shares	108,499	1,204,340
PIMCO Total Return Fund, Class A	14,498	160,930

		2,941,809

Other — 0.3%
Putnam Convertible Securities Fund	2,960	60,185

TOTAL MUTUAL FUNDS (Cost $2,996,000)		3,001,994

Value
TOTAL INVESTMENTS - 94.5% (Cost $19,589,440)**	$19,170,778
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%	1,113,394

NET ASSETS - 100.0%	$20,284,172

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$19,589,440

Gross unrealized appreciation	35,272
Gross unrealized depreciation	(453,934)

Net unrealized depreciation	$(418,662)

DB	Deutsche Bank
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Compak Dynamic Asset Allocation Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

COMPAK DYNAMIC ASSET ALLOCATION FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$19,170,778	$19,170,778	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.2%
Consumer Discretionary — 16.3%
Abercrombie & Fitch Co., Class A	1,670	$122,110
DIRECTV, Class A*	2,600	131,768
Ford Motor Co.*	8,170	99,756
Macy’s, Inc.	4,650	134,246
Mattel, Inc.	5,160	137,566
Wyndham Worldwide Corp.	2,920	101,003

		726,449

Consumer Staples — 5.8%
Kraft Foods, Inc., Class A	2,770	95,233
PepsiCo, Inc.	2,550	163,302

		258,535

Energy — 13.7%
Exxon Mobil Corp.	1,630	130,058
Halliburton Co.	2,260	123,690
Hess Corp.	1,940	133,006
National Oilwell Varco, Inc.	1,060	85,404
Occidental Petroleum Corp. .	1,410	138,434

		610,592

Financials — 13.7%
American Express Co.	2,650	132,606
Ameriprise Financial, Inc.	1,660	89,806
Bank of America Corp.	10,495	101,906
JPMorgan Chase & Co.	3,190	129,035
Lazard Ltd., Class A (Bermuda)	1,830	61,488
MetLife, Inc.	2,382	98,162

		613,003

Health Care — 9.8%
Bristol-Myers Squibb Co.	4,210	120,659
Illumina, Inc.*	1,570	98,046
Mylan, Inc.*	3,970	90,437

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — (Continued)
UnitedHealth Group, Inc.	2,620	$130,031

		439,173

Industrials — 11.0%
Boeing Co. (The)	1,890	133,188
Caterpillar, Inc.	870	85,947
Cummins, Inc.	970	101,734
FedEx Corp.	740	64,291
General Electric Co.	5,950	106,564

		491,724

Information Technology — 16.8%
Apple, Inc.*	500	195,240
EMC Corp.*	3,870	100,930
Google, Inc., Class A*	217	131,001
Microsoft Corp.	4,670	127,958
NVIDIA Corp.*	4,050	56,011
Teradyne, Inc.*	4,190	56,523
VMware, Inc., Class A*	830	83,282

		750,945

Materials — 4.3%
Allegheny Technologies, Inc.	1,430	83,212
E.I. du Pont de Nemours & Co.	2,100	107,982

		191,194

Telecommunication Services — 3.0%
American Tower Corp., Class A*	2,550	133,952

Utilities — 2.8%
NextEra Energy, Inc.	2,270	125,417

TOTAL COMMON STOCKS (Cost $3,864,987)		4,340,984

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CORVERUS STRATEGIC EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

Value
TOTAL INVESTMENTS - 97.2% (Cost $3,864,987)**	$4,340,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	124,226

NET ASSETS - 100.0%	$4,465,210

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,864,987

Gross unrealized appreciation	655,478
Gross unrealized depreciation	(179,481)

Net unrealized appreciation	$475,997

See accompanying Notes to Quarterly Portfolio of Investments.

2

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Corverus Strategic Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

CORVERUS STRATEGIC EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$4,340,984	$4,340,984	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 39.8%
Automotive — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.70%, 10/01/14	Ba2/BB-	$500	$574,054
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14	B3/NR	200	209,000
Hyundai Capital Services, Inc., Sr. Unsec. Notes, 4.375%, 07/27/16 144A	Baa2/BBB+	300	313,499

			1,096,553

Basic Materials — 0.3%
Gerdau Trade, Inc., Co. Gty., 5.75%, 01/30/21 144A	NR/BBB-	200	203,750

Chemicials — 0.8%
Braskem Finance, Ltd., Co. Gty., 7.00%, 05/07/20 144A.	Baa3/BBB-	250	275,000
Chevron Phillips Chemical Co., LLC/LP, Sr. Unsec. Notes, 8.25%, 06/15/19 144A	Baa1/BBB	200	252,943

			527,943

Consumer Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec. Notes, 8.00%, 10/15/16 144A(b)	Ba3/BB	200	208,500

Diversified Financial Services — 11.7%
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18 144A	Ba1/NR	300	306,975
American Express Co., Sub. Notes, 6.80%, 09/01/66 (c)(b)	Baa2/BB	300	309,000
Bank of America Corp., Jr. Sub. Notes, 8.00%, 01/30/18 (d)(c)	Ba3/BB+	300	308,973
Bank of America Corp., Sub. Notes, 5.75%, 08/15/16	A3/A-	410	433,452
Barclays Bank PLC, 2.50%, 09/21/15 144A	Aaa/AAA	350	351,456
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20	Baa3/BBB-	347	379,279
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	A3/A	225	250,253
Commonwealth Bank of Australia, Govt. Liquid Gtd., 3.492%, 08/13/14 144A	Aaa/AAA	350	374,647
Dexia Credit Local/New York NY, Govt. Liquid Gtd., 0.71%, 03/05/13 144A(c)	Aa1/AA+	575	573,446
Federal Realty Investment Trust, Sr. Unsec. Notes, REIT, 5.95%, 08/15/14	Baa1/BBB+	290	321,199
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	Aa2/AA+	200	223,249
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	Aa3/AA	400	426,376
Goodman Funding Property Ltd., Sr. Unsec. Notes, REIT, 6.375%, 04/15/21 144A	Baa3/BBB	250	262,351
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(d)(c)	A3/A-	500	650,000
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 4.61%, 06/27/13 144A(d)(c)	A3/A-	250	242,314
ING Bank NV, Sub. Notes, 0.457%, 09/26/16 (c)(b)	A1/NR	600	558,032
JPMorgan Chase Capital XV, Ltd. Gtd., 5.875%, 03/15/35	A2/BBB+	750	765,196
Royal Bank of Scotland, PLC, Govt. Liquid Gtd., 2.625%, 05/11/12 144A	Aaa/AAA	550	558,763
WEA Finance, LLC/WT Finance Australia Property, Ltd., Co. Gty., REIT, 7.50%, 06/02/14 144A	A2/A-	200	230,416
Wells Fargo Capital XV, Ltd. Gtd., 9.75%, 09/26/13 (d)(c)	Baa3/A-	550	582,312

			8,107,689

Energy — 3.7%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec. Notes, 6.50%, 05/20/21(b)	Ba3/NR	250	256,250
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.00%, 10/01/12	Ba1/BBB-	400	414,431
Calfrac Holdings LP, Sr. Unsec. Notes, 7.50%, 12/01/20 144A(b)	B2/B+	100	103,000
Consol Energy, Inc., Co. Gty., 8.00%, 04/01/17(b)	B1/BB	200	220,500

See accompanying Notes to Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Frac Tech Services LLC/Frac Tech Finance, Inc., Co. Gty., 7.125%, 11/15/18 144A(b)	Ba3/BB	$200	$208,500
Husky Energy, Inc., Sr. Unsec. Notes, 5.90%, 06/15/14	Baa2/BBB+	200	223,879
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	225	294,660
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A	Baa3/BBB	200	244,000
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB	250	293,324
Weatherford International, Ltd./Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB	250	284,452

			2,542,996

Food And Beverage — 1.5%
Anheuser-Busch Cos., Inc., Co. Gty., 5.50%, 01/15/18	Baa1/A-	300	342,491
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 0.824%, 01/27/14 (c)	Baa1/A-	325	327,202
PepsiCo, Inc., Sr. Unsec. Notes, 4.875%, 11/01/40	Aa3/A-	375	382,521

			1,052,214

Gaming,Lodging & Leisure — 0.3%
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 11.875%, 07/15/15	Ba2/BB	200	247,040

Healthcare — 2.4%
CR Bard, Inc., Sr. Unsec. Notes, 4.40%, 01/15/21	A3/A	290	308,368
DaVita, Inc., Co. Gty., 6.375%, 11/01/18 (b)	B2/B	200	204,250
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB	500	493,750
HCP, Inc., Sr. Unsec. Notes, REIT, 5.375%, 02/01/21 (b)	Baa2/BBB	295	315,872
Health Care REIT, Inc., Sr. Unsec. Notes, REIT, 5.25%, 01/15/22 (b)	Baa2/BBB-	325	336,818

			1,659,058

Industrial — 1.6%
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19 144A	Baa2/BBB	250	274,111
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15 (b)	Ba1/BB+	300	307,875
Sinochem Overseas Capital Co. Ltd. Co. Gty., 6.30%, 11/12/40 144A	Baa1/BBB+	325	337,553
Valassis Communications, Inc. Co. Gty.,, 6.625%, 02/01/21 (b)	Ba3/BB-	175	175,000

			1,094,539

Insurance — 4.7%
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa2/BBB+	200	253,456
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (c)(b)	Baa2/BBB	500	545,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88 144A(c)(b)	Baa3/BB	250	330,625
Manulife Financial Corp., Sr. Unsec. Notes, 4.90%, 09/17/20	NR/A-	250	256,405
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69 (b)	Baa2/BBB	450	639,000
Metropolitan Life Global Funding I, Sr. Sec. Notes, 0.532%, 08/13/12 144A(c)	Aa3/AA-	500	499,618
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68 (c)(b)	Baa3/BBB+	290	337,125
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (c)(b)	A3/BBB+	375	396,563

			3,257,792

Media — 0.7%
AMC Entertainment, Inc., Co. Gty., 8.75%, 06/01/19 (b)	B1/B-	200	212,500
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 03/15/23	Baa2/BBB	225	294,955

			507,455

See accompanying Notes to Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Mining — 0.9%
BHP Billiton Finance USA, Ltd., Co. Gty., 6.50%, 04/01/19	A1/A+	$200	$245,693
Teck Resources, Ltd., Sr. Sec. Notes, 10.75%, 05/15/19 (b)	Baa2/BBB	275	349,938

			595,631

Paper — 0.4%
Georgia-Pacific LLC, Co. Gty., 5.40%, 11/01/20 144A	Ba1/BBB	250	264,460

Pipe Lines Ex Natural Gas — 1.8%
Colonial Pipeline Co., Sr. Unsec. Notes, 3.50%, 10/15/20 144A(b)	A2/A	350	344,490
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (c)(b)	Ba1/BB	325	342,469
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	275	297,618
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	200	261,584

			1,246,161

Steel — 0.4%
Allegheny Technologies, Inc., Sr. Unsec. Notes, 9.375%, 06/01/19	Baa3/BBB-	200	259,814

Technology — 0.6%
Hewlett-Packard Co., Sr. Unsec. Notes, 2.125%, 09/13/15	A2/A	450	456,860

Telecommunications — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Co. Gty., 7.00%, 01/15/19(b)	B1/BB-	200	208,000
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	300	300,000
Telecom Italia Capital SA, Co. Gty., 5.25%, 10/01/15	Baa2/BBB	300	300,111
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19 (b)	Ba2/BB-	100	111,750

			919,861

Transportation — 1.8%
Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.60%, 09/01/20 (b)	A3/BBB+	250	248,578
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Notes, 8.00%, 02/01/18 (b)	Ba2/BB	250	276,925
United Airlines 2009-2A Pass Through Trust, Pass Through Certs., Series 2009-02, 9.75%, 01/15/17	Baa2/BBB+	623	704,310

			1,229,813

Utilities — 3.0%
Commonwealth Edison Co., 1st Mtge., 6.15%, 09/15/17	Baa1/A-	300	353,577
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Ba1/BBB-	250	267,739
NextEra Energy Capital Holdings, Inc., Jr. Sub. Notes, 7.30%, 09/01/67 (c)(b)	Baa2/BBB	750	789,375
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20 (b)	B1/BB-	200	206,000
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa3/BBB-	500	500,749

			2,117,440

TOTAL CORPORATE BONDS AND NOTES (Cost $26,897,376)			27,595,569

ASSET BACKED SECURITIES — 9.9%
AH Mortgage Advance Trust, 2.63%, 05/10/42 144A	NR/AAA	250	250,625
Ally Master Owner Trust, Series 2010-3, Class A, 2.88%, 04/15/15 144A	Aaa/AAA	120	123,331
ARES Enhanced Loan Investment Strategy, Ltd., Series 2008-IRA, Class A2, 4.274%, 10/16/20 144A(c)	A1/AA	500	494,683
Centerpoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.192%, 02/01/20 .	Aaa/AAA	879	951,570

See accompanying Notes to Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
CIT Equipment Collateral, Series 2010-VT1A, Class A3, 2.41%, 05/15/13 144A	Aaa/AAA	$650	$650,366
Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 08/15/16 144A	Aaa/NR	1,110	1,136,380
CitiFinancial Auto Issuance Trust, Series 2009-1. Class A4, 3.15%, 08/15/16 144A	Aaa/AAA	250	256,385
Ford Credit Auto Owner Trust, Series 2009-C, Class A3, 2.72%, 11/15/13	Aaa/NR	365	368,355
Gale Force CLO, Ltd., Series 2005-1A, Class A1, 0.583%, 11/15/17 144A(c)	Aa1/AA+	850	824,092
Octagon Investment Partners VII, Ltd., Series 2004-7A, Class A1L, 0.67%, 12/02/16 144A(c)	Aaa/AA+	542	530,555
OHA Intrepid Leveraged Loan Fund, Ltd., Series 2011-1A, Class A, 2.04%, 04/20/21 144A(c)	Aaa/AAA	400	405,412
Sonic Capital, LLC, 5.438%, 05/20/41 144A	Baa2/BBB	298	302,604
Venture CDO Ltd., 0.473%, 07/22/21 144A(c)	Aaa/AA+	575	544,358

TOTAL ASSET BACKED SECURITIES (Cost $6,808,484)			6,838,716

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.648%, 04/10/49(c)	NR/A+	400	429,524
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.766%, 05/10/45(a)	NR/BBB-	610	549,844
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	850	878,374
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 02/15/38(c)	Aaa/NR	360	389,515
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135%, 07/12/37 144A	A2/A-	265	267,791
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	Aa3/A	850	845,407
Merrill Lynch Mortgage Trust, 5.782%, 08/12/43(c)	A2/A	565	572,017
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 07/12/46(c)	Baa3/NR	650	562,353
Morgan Stanley Capital I, Series 2005-HQ6, Class A4B, 5.042%, 08/13/42	NR/A+	500	504,457
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.447%, 02/12/44(c)	Aaa/A	800	864,978
Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A1, 5.50%, 06/25/34	NR/AAA	137	138,243

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,061,463)			6,002,503

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 27.0%
FHLMC Gold Pool # A47297, 5.00%, 10/01/35	Aaa/AAA	819	878,809
FHLMC Gold Pool # A78358, 5.50%, 12/01/37	Aaa/AAA	802	875,077
FHLMC Gold Pool # A89699, 4.50%, 11/01/39	Aaa/AAA	766	800,334
FHLMC Gold Pool # A95134, 4.50%, 11/01/40	Aaa/AAA	914	955,614
FHLMC Gold Pool # D98505, 4.00%, 01/01/31	Aaa/AAA	581	604,327
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AAA	450	499,195
FHLMC Gold Pool # G03900, 5.50%, 02/01/38	Aaa/AAA	857	933,216
FHLMC Gold Pool # G05832, 5.00%, 03/01/40	Aaa/AAA	801	856,038
FHLMC Gold Pool # G13996, 4.00%, 11/01/25	Aaa/AAA	571	599,325
FHLMC Gold Pool # G14149, 4.00%, 05/01/26	Aaa/AAA	316	331,529
FHLMC Gold Pool # J14072, 4.00%, 01/01/26	Aaa/AAA	430	450,703
FHLMC Non Gold Pool # IB8060, 2.908%, 03/01/41(c)	Aaa/AAA	524	535,318
FNMA Gold Pool, TBA, 4.50%, 08/15/40	Aaa/AAA	895	934,156

See accompanying Notes to Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FNMA Pool # 255814, 5.50%, 08/01/35	Aaa/AAA	$409	$445,209
FNMA Pool # 720475, 4.00%, 08/01/18	Aaa/AAA	137	145,498
FNMA Pool # 931997, 5.00%, 09/01/39	Aaa/AAA	320	342,110
FNMA Pool # 954875, 6.00%, 11/01/37	Aaa/AAA	495	546,684
FNMA Pool # AB1228, 5.00%, 07/01/40	Aaa/AAA	879	943,818
FNMA Pool # AD0657, 5.00%, 06/01/23	Aaa/AAA	453	489,942
FNMA Pool # AE0411, 4.50%, 09/01/40	Aaa/AAA	478	499,637
FNMA Pool # AE0704, 4.00%, 01/01/26	Aaa/AAA	209	220,034
FNMA Pool # AH7068, 3.50%, 02/01/26	Aaa/AAA	463	476,675
FNMA Pool # AH9793, 4.50%, 05/01/41	Aaa/AAA	957	1,000,535
FNMA Pool # MA0737, 4.50%, 05/01/26	Aaa/AAA	469	499,338
GNMA Pool # 3997, 5.50%, 06/20/37	Aaa/AAA	55	60,798
GNMA Pool # 4923, 4.50%, 01/20/41	Aaa/AAA	317	337,389
GNMA Pool # 692783, 5.00%, 09/15/39	Aaa/AAA	537	586,440
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AAA	508	568,611
GNMA Pool # 698338, 4.50%, 05/15/39	Aaa/AAA	759	811,754
GNMA Pool # 711532, 4.50%, 09/15/40	Aaa/AAA	172	184,715
GNMA Pool # 737183, 5.00%, 04/15/40	Aaa/AAA	348	381,069
GNMA Pool # 748482, 5.00%, 08/15/40	Aaa/AAA	513	559,431
GNMA Pool # 82717, 3.00%, 01/20/41(c)	Aaa/AAA	341	352,354

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $18,363,290)			18,705,682

FOREIGN BONDS — 0.7%
Australia Treasury Bill 0.00%, 10/21/11	NR/NR	205	222,810
Mexico Cetes 0.00%, 03/08/12	NR/NR	2,750	227,965

TOTAL FOREIGN BONDS (Cost $438,265)			450,775

MUNICIPAL BONDS — 3.4%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	350	358,978
California State, Build America Bonds, GO, 7.625%, 03/01/40	A1/A	260	321,360
Illinois State, Build America Bonds, GO, 7.35%, 07/01/35	A1/A+	200	224,496
Massachusetts State, Development Finance Agency, Harvard University, RB, Series B-1, 5.00%, 10/15/40(b)	Aaa/AAA	325	341,107
New York City Municipal Water Finance Authority, Water & Sewer RB, 2nd Generation Resolution, Series GG-1, 5.00%, 06/15/39(b)	Aa2/AA+	385	393,008
New York City Transitional Finance Authority, Build America Bonds, RB, 5.508%, 08/01/37	Aa1/AAA	325	343,795
Washington State, Various Purpose, Series B, GO, 5.25%, 02/01/36(b)	Aa1/AA+	365	388,575

TOTAL MUNICIPAL BONDS (Cost $2,161,351)			2,371,319

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds, 4.25%, 11/15/40	Aaa/AAA	640	652,500
U.S. Treasury Notes, 0.625%, 07/15/14	Aaa/AAA	250	250,547
U.S. Treasury Notes, 1.50%, 06/30/16	Aaa/AAA	740	745,668
U.S. Treasury Notes, 2.375%, 06/30/18	Aaa/AAA	725	738,594
U.S. Treasury Notes, 3.125%, 05/15/21	Aaa/AAA	2,207	2,267,339

See accompanying Notes to Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes, 3.625%, 02/15/21	Aaa/AAA	$750	$804,785

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,357,278)			5,459,433

		Shares
REGISTERED INVESTMENT COMPANY — 5.6%
BlackRock Liquidity Funds TempCash Portfolio	Aaa/AAA	3,906,989	3,906,989

TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,906,989)			3,906,989

TOTAL INVESTMENTS — 103.0% (Cost $69,994,496)*			71,330,986
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%			(2,078,160)

NET ASSETS - 100.0%			$69,252,826

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2011 and may have changed subsquently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2011.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$69,994,496

Gross unrealized appreciation	1,505,678
Gross unrealized depreciation	(169,188)

Net unrealized appreciation	$1,336,490

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2011, these securities amounted to $14,256,106 or 20.6% of net assets.

Legend
Certs.	Certificates	LLC	Limited Liability Company
CLO	Collateralized Loan Obligation	LP	Limited Partnership
Co. Gty.	Company Guaranty	Ltd.	Limited
Debs.	Debentures	Mtge.	Mortgage
FHLMC	Federal Home Loan Mortgage Corp.	NA	Not Available
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Governement National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Govt.	Government	Sr.	Senior
Gtd.	Guaranteed	Sub.	Subordinated
Jr.	Junior	TBA	To Be Announced
		Unsec.	Unsecured

See accompanying Notes to Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAVof the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$27,595,569	$—	$27,595,569	$—
Asset Backed Securities	6,838,716	—	6,838,716	—
Commerical Mortgage-Backed Securities	6,002,503	—	6,002,503	—
Residential Mortgage-Backed Securiites	18,705,682	—	18,705,682	—
Foreign Bonds	450,775	—	450,775	—
Municipal Bonds	2,371,319	—	2,371,319	—
U.S. Treasury Obligations	5,459,433	—	5,459,433	—
Registered Investment Company	3,906,989	3,906,989	—	—

Total Investments	$71,330,986	$3,906,989	$67,423,997	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio Holdings Summary Table

July 31, 2011

(Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Commercial Banks	19.4%	$24,939,614
Oil, Gas & Consumable Fuels	14.4	18,496,812
Semiconductor & Semiconductor Equipment	9.9	12,705,136
Wireless Telecommunication Services	9.1	11,733,671
Exchange Traded Funds	6.3	8,137,210
Metals & Mining	5.0	6,384,698
Insurance	2.8	3,555,872
Electric Utilities	2.8	3,573,624
Construction Materials	2.7	3,508,372
Real Estate Management & Development	2.7	3,440,339
Diversified Telecommunication Services	2.4	3,074,367
Pharmaceuticals	2.1	2,710,621
Chemicals	2.0	2,617,060
Auto Components	1.9	2,383,558
Capital Markets	1.7	2,222,290
Computers & Peripherals	1.6	2,134,262
Personal Products	1.6	2,093,127
Multiline Retail	1.6	2,030,980
Marine	1.5	1,978,555
Machinery	1.5	1,867,413
Hotels, Restaurants & Leisure	1.2	1,559,927
Construction & Engineering	1.2	1,547,759
Food & Staples Retailing	1.1	1,422,291
Beverages	1.1	1,412,189
Paper & Forest Products	0.7	897,020
Media	0.6	755,051
Automobiles	0.5	582,438
Other Assets in Excess of Liabilities	0.6	814,345

NET ASSETS	100.0%	$128,578,601

See accompanying Notes to the Quarterly Portfolio of Investments

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.3%
Brazil — 6.8%
Banco Bradesco SA, ADR	138,588	$2,665,047
Petroleo Brasileiro SA, SP ADR	82,133	2,523,947
Porto Seguro SA	45,334	635,790
Sul America SA - Units	181,994	2,085,330
Suzano Papel e Celulose SA	119,992	796,155
Suzano Papel e Celulose SA, SP ADR	100	1,975

		8,708,244

Chile — 3.3%
Banco de Credito e Inversiones SA	20,941	1,295,358
Compania Cervecerias Unidas SA, ADR	24,880	1,412,189
Enersis SA, SP ADR	72,014	1,569,185

		4,276,732

China — 12.2%
China Construction Bank Corp.	947,172	762,186
China Mobile, Ltd.	398,088	3,960,518
China Mobile, Ltd. SP ADR	6,000	298,980
China Overseas Land & Investment, Ltd.	798,624	1,788,266
China Petroleum & Chemical Corp.	1,126,664	1,116,039
China Petroleum & Chemical Corp., ADR	11,858	1,174,061
Industrial & Commercial Bank of China, Ltd.	2,396,296	1,819,867
Pacific Basin Shipping, Ltd.	3,610,504	1,978,555
PetroChina Co., Ltd.	1,792,041	2,557,028
PetroChina Co., Ltd. ADR	1,500	213,345

		15,668,845

	Number of Shares	Value
COMMON STOCKS — (Continued)
Columbia — 1.4%
BanColombia SA	108,074	$1,762,786

Czech Republic — 1.6%
CEZ AS	38,731	2,004,439

Egypt — 2.1%
Commercial International Bank Egypt SAE	301,525	1,375,031
Egyptian Financial Group-Hermes Holding SAE*	268,181	857,960
Ezz Steel Co. SAE*	344,946	518,864

		2,751,855

Hungary — 1.4%
Egis Pharmaceuticals PLC	18,180	1,771,094

India — 2.2%
ICICI Bank, Ltd., SP ADR	18,161	845,758
Reliance Industries, Ltd.
SP GDR 144A(a)	51,408	1,926,376

		2,772,134

Indonesia — 2.5%
Astra International Tbk PT	70,315	582,438
International Nickel Indonesia Tbk PT	2,492,500	1,241,765
International Nickel Indonesia Tbk PT, ADR	1,600	39,988
Ramayana Lestari Sentosa Tbk PT	13,399,065	1,320,723

		3,184,914

Jordan — 0.7%
Hikma Pharmaceuticals PLC	83,886	939,527

Lebanon — 1.3%
Solidere, GDR*	97,525	1,652,073

See accompanying Notes to the Quarterly Portfolio of Investments

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Malaysia — 2.0%
Genting Bhd	428,496	$1,559,927
Malayan Banking Bhd	332,581	980,306

		2,540,233

Mexico — 5.9%
America Movil SAB de CV	1,325,002	1,709,126
America Movil SAB de CV, Series L, ADR	66,738	1,721,840
Cemex SAB de CV - CPO*	2,277,300	1,610,387
Grupo Financiero Banorte SAB de CV	262,413	1,149,159
Kimberly-Clark de Mexico SAB de CV, Class A	15,900	98,890
Ternium SA, SP ADR	44,179	1,280,749

		7,570,151

Philippines — 1.3%
Globe Telecom, Inc.	72,825	1,656,730

Poland — 3.4%
Bank Handlowy w Warszawie SA	46,311	1,367,648
Grupa Lotos SA*	58,847	806,366
Telekomunikacja Polska SA	221,788	1,388,234
TVN SA	124,590	755,051

		4,317,299

Russia — 4.7%
Gazprom OAO, SP ADR	271,380	3,978,431
Sberbank of Russia, SP ADR	62,100	928,395
VimpelCom, Ltd., SP ADR	94,500	1,171,800

		6,078,626

South Africa — 4.8%
ABSA Group, Ltd.	72,039	1,415,492
Aveng, Ltd.	289,091	1,547,759

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — (Continued)
Investec, Ltd.	169,359	$1,364,330
Pretoria Portland Cement Co., Ltd.	491,834	1,897,985

		6,225,566

South Korea — 18.1%
AmorePacifico Group	9,512	2,093,127
E-Mart Co., Ltd.*	5,453	1,422,291
Hyundai Mobis Co., Ltd.	6,621	2,383,558
LG Uplus Corp.	334,247	1,686,133
POSCO, ADR	27,460	3,015,108
Samsung Electronics Co., Ltd.	7,381	5,910,429
Samsung Heavy Industries Co., Ltd.	45,900	1,867,413
Shinhan Financial Group Co., Ltd.	88,675	4,247,749
Shinsegae Co., Ltd.	2,283	710,257

		23,336,065

Taiwan — 10.4%
China Life Insurance Co., Ltd.	594,415	834,752
Chinatrust Financial Holding Co., Ltd.	1,114,077	1,006,055
Compal Electronics, Inc.	1,645,208	2,134,262
MediaTek, Inc.	147,975	1,325,455
Novatek Microelectronics Corp.	648,692	1,815,438
Taiwan Fertilizer Co., Ltd.	732,372	2,617,060
Taiwan Semiconductor Manufacturing Co., Ltd.	551,043	1,369,425
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	107,058	1,323,237

See accompanying Notes to the Quarterly Portfolio of Investments

3

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
United Microelectronics Corp.	2,139,000	$961,152

		13,386,836

Thailand — 3.1%
Advanced Info Service PCL	313,660	1,214,677
Kasikornbank PCL	100	475
Kasikornbank PCL NVDR	224,870	1,058,992
PTT Exploration & Production PCL	275,400	1,699,031

		3,973,175

Turkey — 1.1%
Turkiye Vakiflar Bankasi TAO	699,476	1,457,149

TOTAL COMMON STOCKS (Cost $115,987,456)		116,034,473

PREFERRED STOCK — 2.8%
Brazil — 2.8%
Banco do Estado do Rio Grande do Sul, Class B	80,105	802,161
Petroleo Brasileiro SA	165,410	2,502,188
Usinas Siderurgicas de Minas Gerais SA	40,089	288,224

		3,592,573

TOTAL PREFERRED STOCK (Cost $3,765,914)		3,592,573

EXCHANGE TRADED FUNDS — 6.3%
iShares MSCI Emerging Market Index Fund	68,850	3,246,277
PowerShares India Portfolio	72,162	1,653,231

	Number of Shares	Value
EXCHANGE TRADED FUNDS — (Continued)
Vanguard MCSI Emerging Markets ETF	66,950	$3,237,702

TOTAL EXCHANGE TRADED FUNDS (Cost $8,179,870)		8,137,210

TOTAL INVESTMENTS - 99.4% (Cost $127,933,240)**		127,764,256
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		814,345

NET ASSETS - 100.0%		$128,578,601

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$127,933,240

Gross unrealized appreciation	5,053,884
Gross unrealized depreciation	(5,222,868)

Net unrealized depreciation	$(168,984)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2011, this security amounted to $1,926,376 or 1.50% of net assets. This security has been determined by the Adviser to be a liquid security.

See accompanying Notes to the Quarterly Portfolio of Investments

4

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

ADR	American Depositary Receipt
CPO	Certificado de Participación Ordinario
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments

5

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Dupont Capital Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	00000000000000	00000000000000	00000000000000	00000000000000
	Total Value at 07/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$8,708,244	$8,708,244	$—	$—
Chile	4,276,732	4,276,732	—	—
China	15,668,845	1,686,386	13,982,459	—
Columbia	1,762,786	1,762,786	—	—
Czech Republic	2,004,439	—	2,004,439	—
Egypt	2,751,855	1,375,031	1,376,824	—
Hungary	1,771,094	—	1,771,094	—
India	2,772,134	2,772,134	—	—
Indonesia	3,184,914	39,988	3,144,926	—

7

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	0000000000000	0000000000000	0000000000000	0000000000000
	Total Value at 07/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks (Continued)
Jordan	$939,527	$—	$939,527	$—
Lebanon	1,652,073	1,652,073	—	—
Malaysia	2,540,233	—	2,540,233	—
Mexico	7,570,151	7,570,151	—	—
Philippines	1,656,730	—	1,656,730	—
Poland	4,317,299	—	4,317,299	—
Russia	6,078,626	6,078,626	—	—
South Africa	6,225,566	1,547,759	4,677,807	—
South Korea	23,336,065	7,240,783	16,095,282	—
Taiwan	13,386,836	1,323,237	12,063,599	—
Thailand	3,973,175	2,913,708	1,059,467	—
Turkey	1,457,149	—	1,457,149	—
Preferred Stock	3,592,573	3,592,573	—	—
Exchange Traded Funds	8,137,210	8,137,210	—	—

Total Investments	$127,764,256	$60,677,421	$67,086,835	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, a net amount of $5,015,917 was transferred from Level 2 to Level 1. There were no transfers to or from Level 3 for the Fund.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

EIC VALUE FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	00000000	00000000
	Number of Shares	Value
COMMON STOCKS — 97.1%
Basic Materials — 6.3%
Barrick Gold Corp.	3,755	$178,625
Newmont Mining Corp.	3,225	179,342
Sigma-Aldrich Corp.	1,630	109,373

		467,340

Communications — 7.5%
Cisco Systems, Inc.	14,145	225,896
eBay, Inc.*	3,225	105,619
Google, Inc., Class A*	370	223,365

		554,880

Consumer, Cyclical — 9.9%
CVS Caremark Corp.	6,065	220,463
Target Corp.	4,420	227,586
Wal-Mart Stores, Inc.	5,540	292,013

		740,062

Consumer, Non-cyclical — 34.2%
Baxter International, Inc.	3,120	181,490
Diageo PLC, SP ADR	2,235	181,571
Dr Pepper Snapple Group, Inc.	3,740	141,223
Eli Lilly & Co.	2,940	112,602
GlaxoSmithKline PLC, SP ADR	3,450	153,249
Johnson & Johnson	3,410	220,934
Kimberly-Clark Corp.	3,890	254,250
Medtronic, Inc.	7,125	256,856
Molson Coors Brewing Co., Class B	7,300	328,865
PepsiCo, Inc.	2,870	183,795
Procter & Gamble Co. (The)	3,525	216,752
Quest Diagnostics, Inc.	2,720	146,907
Unilever NV, NY Shares	5,240	170,195

		2,548,689

	000000000	000000000
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 10.6%
Chevron Corp.	2,080	$216,362
ConocoPhillips	2,505	180,335
Encana Corp.	4,950	144,986
Exxon Mobil Corp.	3,095	246,950

		788,633

Financial — 16.4%
American Express Co.	3,610	180,644
Annaly Capital Management, Inc. REIT	8,600	144,308
Chubb Corp.	2,875	179,630
PNC Financial Services Group, Inc.	2,530	137,354
Suntrust Banks, Inc.	4,320	105,797
Torchmark Corp.	2,700	109,053
Travelers Cos, Inc. (The)	2,620	144,441
Wells Fargo & Co.	7,770	217,094

		1,218,321

Industrial — 2.5%
Northrop Grumman Corp.	3,125	189,094

Technology — 6.8%
Dell, Inc.*	11,075	179,858
Microsoft Corp.	11,940	327,156

		507,014

Utilities — 2.9%
Exelon Corp.	4,890	215,502

TOTAL COMMON STOCKS (Cost $7,397,323)		7,229,535

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 3.3%
Dreyfus Institutional Reserves Treasury Prime Fund	244,878	$244,878

TOTAL REGISTERED INVESTMENT COMPANY (Cost $244,878)		244,878

TOTAL INVESTMENTS - 100.4% (Cost $7,642,201)**		7,474,413
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(27,031)

NET ASSETS - 100.0%		$7,447,382

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$7,642,201

Gross unrealized appreciation	70,299
Gross unrealized depreciation	(238,087)

Net unrealized appreciation	$(167,788)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,229,535	$7,229,535	$—	$—
Registered Investment Company	244,878	244,878	—	—

Total Investments	$7,474,413	$7,474,413	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 88.5%
Airlines — 2.3%
Delta Air Lines Series 2001-1, Class B 7.71%, 09/18/2011	$150,000	$150,930
Delta Air Lines Series 2010-2, Class B 6.75%, 11/23/2015	200,000	192,000

		342,930

Banks — 24.3%
Ally Financial, Inc. 2.45%, 12/01/2014 (a)	200,000	190,989
Ally Financial, Inc. 8.30%, 02/12/2015	250,000	273,750
Ally Financial, Inc. Callable 09/15/2011 at 100 7.38%, 11/15/2016	125,000	125,408
Bank of America Corp. 3.70%, 09/01/2015	150,000	151,423
Citigroup, Inc. 1.24%, 04/01/2014 (a)	800,000	791,949
Fifth Third Capital Trust IV Callable 04/15/2017 at 100 6.50%, 04/15/2037 (b)	700,000	680,750
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	250,000	257,416
Huntington Capital III Callable 05/15/2017 at 100 6.65%, 05/15/2037 (b)	450,000	435,375
JPMorgan Chase & Co. 3.15%, 07/05/2016	100,000	101,055
Morgan Stanley 1.87%, 01/24/2014 (a)	300,000	299,672

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Morgan Stanley 3.80%, 04/29/2016	$250,000	$251,738
Morgan Stanley 5.50%, 07/28/2021	100,000	103,075

		3,662,600

Beverage — 1.7%
Pepsico, Inc. Nc 0.35%, 05/10/2013 (a)	250,000	250,310

Biotechnology — 1.7%
Amgen, Inc. Callable 03/15/2021 at 100 4.10%, 06/15/2021	250,000	256,680

Chemicals — 2.3%
Dow Chemical Co. (The) 2.50%, 02/15/2016	150,000	151,361
E.I. Du Pont de Nemours & Co. 1.95%, 01/15/2016	200,000	200,952

		352,313

Diversified Financial Services — 19.0%
American Express Credit Corp. 2.75%, 09/15/2015	100,000	101,361
Caterpillar Financial Services Corp. 0.60%, 04/01/2014 (a)	145,000	145,357
Ford Motor Credit Co. LLC 6.63%, 08/15/2017	200,000	219,068
Ford Motor Credit Co., LLC 5.75%, 02/01/2021	400,000	408,571
Ford Motor Credit Co., LLC 5.88%, 08/02/2021	200,000	202,624

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
General Electric Capital Corp. 2.10%, 01/07/2014	$200,000	$204,613
International Lease Finance Corp. 6.25%, 05/15/2019	400,000	399,160
Jefferies Group, Inc. 3.88%, 11/09/2015	200,000	205,192
Merrill Lynch & Co., Inc. 6.88%, 11/15/2018	250,000	278,894
SLM Corp. 2.54%, 09/15/2014 (a)	270,000	257,982
SLM Corp. 6.25%, 01/25/2016	200,000	209,280
SLM Corp. 8.00%, 03/25/2020	200,000	219,131

		2,851,233

Electronics — 2.2%
Jabil Circuit, Inc. 8.25%, 03/15/2018	72,000	82,620
Jabil Circuit, Inc. 5.63%, 12/15/2020	250,000	246,250

		328,870

Food — 1.4%
Kraft Foods, Inc. 4.13%, 02/09/2016	200,000	217,743

Healthcare-Products — 1.4%
Boston Scientific Corp. 4.50%, 01/15/2015	200,000	215,490

Insurance — 6.7%
American International Group, Inc. 5.05%, 10/01/2015	150,000	158,576

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Lincoln National Corp. Callable 04/20/2017 at 100 6.05%, 04/20/2067 (b)	$625,000	$593,750
MetLife, Inc. 2.38%, 02/06/2014	250,000	256,424

		1,008,750

Leisure Time — 2.1%
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/2016 (c)	300,000	309,034

Lodging — 2.6%
Wyndham Worldwide Corp. 9.88%, 05/01/2014	200,000	235,368
Wyndham Worldwide Corp. 5.75%, 02/01/2018	150,000	158,701

		394,069

Media — 2.8%
NBC Universal, Inc. 2.88%, 04/01/2016 (c)	200,000	204,082
Time Warner, Inc. 3.15%, 07/15/2015	200,000	209,718

		413,800

Oil&Gas — 4.5%
Anadarko Petroleum Corp. 5.95%, 09/15/2016	200,000	230,573
BP Capital Markets PLC 3.20%, 03/11/2016	100,000	104,857
Marathon Petroleum Corp. 3.50%, 03/01/2016 (c)	125,000	130,158
Rowan Cos., Inc. 5.00%, 09/01/2017	200,000	217,570

		683,158

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipelines — 2.4%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.03%, 01/15/2068 (b)	$235,000	$247,631
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	100,000	109,486

		357,117

REIT — 5.8%
BioMed Realty LP Callable 03/15/2016 at 100 3.85%, 04/15/2016	200,000	204,848
Developers Diversified Realty Corp. 5.50%, 05/01/2015	165,000	177,862
Developers Diversified Realty Corp. 7.50%, 04/01/2017	200,000	230,884
Digital Realty Trust LP 5.25%, 03/15/2021	250,000	255,419

		869,013

Retail — 1.5%
Macy’s Retail Holdings, Inc. 5.75%, 07/15/2014	200,000	221,076

Software — 1.4%
Microsoft Corp. 2.95%, 06/01/2014	200,000	212,461

Telecommunications — 2.4%
Cisco Systems, Inc. 3.15%, 03/14/2017	150,000	156,371

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Vodafone Group PLC 2.88%, 03/16/2016	$200,000	$206,448

		362,819

TOTAL CORPORATE BONDS AND NOTES (Cost $13,131,063)		13,309,466

MUNICIPAL BONDS — 1.4%
California — 0.7%
Alameda Public Financing Authority Revenue Series B, RB 3.70%, 07/01/2015	100,000	104,523

		104,523

New York — 0.7%
City of New York, GO 3.95%, 10/01/2019	100,000	103,433

		103,433

TOTAL MUNICIPAL BONDS (Cost $200,000)		207,956

TOTAL INVESTMENTS - 89.9% (Cost $13,331,063)*		13,517,422
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.1%		1,524,957

NET ASSETS - 100.0%		$15,042,379

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2011.
(b)	Fix-to Float Bond. Rate shown is as of July 31, 2011.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

institutional buyers. At July 31, 2011, these securities amounted to $643,274 or 4.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$13,331,063

Gross unrealized appreciation	256,009
Gross unrealized depreciation	(69,650)

Net unrealized appreciation	$186,359

GO	General Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$13,309,466	$—	$13,309,466	$—
Municipal Bonds	207,956	—	207,956	—

Total Investments	$13,517,422	$—	$13,517,422	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Basic Materials — 3.2%
Ashland, Inc.	756	$46,297
Cabot Corp.	588	22,991
Compass Minerals International, Inc.	74	5,827
CVR Partners LP*	79	1,853
Domtar Corp. (Canada)	685	54,766
Eastman Chemical Co.	409	39,505
Ecolab, Inc.	149	7,450
Ferro Corp.*	3,805	49,541
FMC Corp.	430	37,655
Freeport-McMoRan Copper & Gold, Inc.	1,164	61,645
International Paper Co.	865	25,691
Lubrizol Corp.	435	58,551
MeadWestvaco Corp.	599	18,653
Minerals Technologies, Inc.	520	33,686
Mosaic Co. (The)	507	35,855
NewMarket Corp.	205	33,624
Newmont Mining Corp.	675	37,537
Om Group, Inc.*	1,595	57,867
PolyOne Corp.	2,700	41,850
PPG Industries, Inc.	513	43,195
RPM International, Inc.	1,818	38,323
Sherwin-Williams Co. (The)	322	24,849
Sigma-Aldrich Corp.	258	17,312
Solutia, Inc.*	1,790	38,378
Southern Copper Corp.	1,563	53,392
Steel Dynamics, Inc.	774	12,090
Valspar Corp.	154	5,062
Westlake Chemical Corp.	1,045	54,079
WR Grace & Co.*	935	47,161

		1,004,685

Communications — 7.6%
ADTRAN, Inc.	1,748	57,841
Akamai Technologies, Inc.*	1,992	48,246
Amdocs Ltd. (Channel Islands)*	1,962	61,862
Ancestry.com, Inc.*	456	16,238
Anixter International, Inc.	343	21,410
AOL, Inc.*	3,739	64,236
AT&T, Inc.	565	16,532
Blue Coat Systems, Inc.*	2,984	60,128
CBS Corp.	1,681	46,009
CenturyLink, Inc.	1,416	52,548
Cisco Systems, Inc.	4,630	73,941
Comcast Corp., Class A	1,359	32,643

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
DIRECTV, Class A*	813	$41,203
Discovery Communications, Inc., Class A*	1,095	43,581
DISH Network Corp., Class A*	2,182	64,653
eBay, Inc.*	811	26,560
Expedia, Inc.	1,810	57,359
F5 Networks, Inc.*	205	19,163
Factset Research Systems, Inc.	310	28,548
Gannett Co., Inc.	5,082	64,846
Google, Inc., Class A*	73	44,069
Harris Corp.	1,643	65,506
IAC/InterActiveCorp*	25	1,035
InterDigital, Inc.	910	62,108
Interpublic Group of Cos, Inc. (The)	5,211	51,120
j2 Global Communications, Inc.*	2,640	70,594
John Wiley & Sons, Inc.	682	34,141
Juniper Networks, Inc.*	1,574	36,816
Liberty Media Corp. (Starz), Class A*	885	67,933
Loral Space & Communications, Inc.*	264	17,234
McGraw-Hill Cos., Inc. (The)	1,709	71,094
Meredith Corp.	2,508	74,864
Motorola Solutions, Inc.*	608	27,293
Netgear, Inc.*	879	28,928
NeuStar, Inc., Class A*	2,935	76,427
New York Times Co. (The), Class A*	4,640	39,811
News Corp., Class A	3,533	56,599
Nielsen Holdings NV (Netherlands)*	512	15,340
Omnicom Group, Inc.	1,338	62,779
Plantronics, Inc.	1,975	67,644
priceline.com, Inc.*	41	22,044
Qualcomm, Inc.	445	24,377
Scripps Networks Interactive, Inc., Class A	1,003	46,479
Symantec Corp.*	1,223	23,310
TIBCO Software, Inc.*	439	11,432
Time Warner Cable, Inc.	527	38,634
Time Warner, Inc.	1,584	55,693
Travelzoo, Inc.*	242	12,778
ValueClick, Inc.*	3,408	61,548
VeriSign, Inc.	639	19,943
Viacom, Inc., Class B	1,335	64,641
Walt Disney Co. (The)	966	37,307
Washington Post Co. (The), Class B	163	65,575

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Communications — (Continued)
WebMD Health Corp.*	1,276	$44,979

		2,397,622

Consumer, Cyclical — 14.3%
99 Cents Only Stores*	1,380	27,255
Advance Auto Parts, Inc.	1,102	60,577
Aeropostale, Inc.*	4,100	69,085
Alaska Air Group, Inc.*	584	35,694
American Eagle Outfitters, Inc.	4,638	60,943
ANN, Inc.*	1,708	44,306
Ascena Retail Group, Inc.*	2,049	66,224
Autoliv, Inc. (Sweden)	873	57,758
AutoZone, Inc.*	194	55,377
Bally Technologies, Inc.*	531	20,937
Bed Bath & Beyond, Inc.*	1,111	64,982
Best Buy Co., Inc.	2,292	63,259
Big Lots, Inc.*	1,773	61,754
BJ’s Wholesale Club, Inc.*	547	27,541
Brinker International, Inc.	1,114	26,758
Buckle, Inc. (The)	1,540	68,237
Cash America International, Inc.	170	9,513
Chico’s FAS, Inc.	2,707	40,849
Childrens Place Retail Stores, Inc. (The)*	1,056	51,026
Choice Hotels International, Inc.	1,709	52,107
Cinemark Holdings, Inc.	338	6,588
Coach, Inc.	654	42,222
Coinstar, Inc.*	69	3,371
Collective Brands, Inc.*	2,195	25,857
Copart, Inc.*	867	37,671
Cracker Barrel Old Country Store, Inc.	656	29,592
CVS Caremark Corp.	1,619	58,851
Darden Restaurants, Inc.	358	18,186
Deckers Outdoor Corp.*	510	50,618
Dick’s Sporting Goods, Inc.*	936	34,632
Dillard’s, Inc., Class A	388	21,829
Dollar General Corp.*	1,777	55,904
Dollar Tree, Inc.*	768	50,865
Domino’s Pizza, Inc.*	2,250	60,458
DR Horton, Inc.	190	2,257
DreamWorks Animation SKG, Inc. Class A*	137	2,995
DSW, Inc., Class A*	929	49,218
Express, Inc.	2,871	64,425

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Ezcorp, Inc., Class A*	164	$5,458
Family Dollar Stores, Inc.	837	44,453
Finish Line, Inc. (The), Class A	2,648	56,402
Foot Locker, Inc.	2,438	52,978
Ford Motor Co.*	241	2,943
GameStop Corp., Class A*	3,114	73,428
Gap, Inc. (The)	3,546	68,402
General Motors Co.*	1,300	35,984
Genesco, Inc.*	79	4,092
Genuine Parts Co.	924	49,120
GNC Holdings, Inc., Class A*	128	3,226
Guess?, Inc.	1,512	57,637
Harman International Industries, Inc.	59	2,454
Hasbro, Inc.	1,186	46,918
Herman Miller, Inc.	1,862	42,845
Home Depot, Inc.	720	25,150
HSN, Inc.*	1,858	60,738
Iconix Brand Group, Inc.*	2,721	63,481
Ingram Micro, Inc., Class A*	1,089	20,201
International Game Technology	2,008	37,329
International Speedway Corp., Class A	61	1,706
J Crew Group, Inc. (Escrow shares)*	306	—
JC Penney Co., Inc.	753	23,162
Jones Group, Inc. (The)	2,222	28,753
Jos. A. Bank Clothiers, Inc.*	1,132	58,083
Kohl’s Corp.	612	33,482
Lear Corp.	1,349	66,101
Lennar Corp., Class A	171	3,025
Limited Brands, Inc.	1,682	63,680
Lowe’s Cos, Inc.	1,254	27,061
Macy’s, Inc.	1,579	45,586
Marriott International, Inc., Class A	56	1,820
Mattel, Inc.	2,095	55,853
McDonald’s Corp.	384	33,208
MDC Holdings, Inc.	70	1,583
Men’s Wearhouse, Inc. (The)	219	7,181
MSC Industrial Direct Co., Class A	634	39,169
Newell Rubbermaid, Inc.	3,856	59,845
NIKE, Inc., Class B	305	27,496
Nordstrom, Inc.	933	46,799
Nu Skin Enterprises, Inc., Class A	1,672	62,767
OfficeMax, Inc.*	2,533	17,934
O’Reilly Automotive, Inc.*	787	46,827

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Cyclical — (Continued)
Oshkosh Corp.*	2,561	$63,564
Owens & Minor, Inc.	1,272	38,796
PACCAR, Inc.	45	1,926
Penn National Gaming, Inc.*	222	9,308
PetSmart, Inc.	952	40,955
Pier 1 Imports, Inc.*	5,413	59,489
Polaris Industries, Inc.	264	31,297
Polo Ralph Lauren Corp.	219	29,580
Pulte Group, Inc.*	125	859
RadioShack Corp.	4,572	63,642
Ross Stores, Inc.	894	67,738
Sally Beauty Holdings, Inc.*	2,520	43,344
Southwest Airlines Co.	2,594	25,836
Staples, Inc.	3,621	58,153
Starbucks Corp.	437	17,519
Steven Madden, Ltd.*	1,383	52,692
Suburban Propane Partners LP	761	33,842
Target Corp.	616	31,718
Tempur-Pedic International, Inc.*	384	27,652
Tenneco, Inc.*	418	16,695
Thor Industries, Inc.	1,025	25,348
TJX Cos, Inc.	1,043	57,678
Toll Brothers, Inc.*	77	1,537
Toro Co. (The)	759	40,857
TRW Automotive Holdings Corp.*	1,308	66,015
United Stationers, Inc.	937	30,068
Urban Outfitters, Inc.*	1,572	51,153
US Airways Group, Inc.*	4,061	25,341
VF Corp.	431	50,341
Walgreen Co.	1,306	50,986
Wal-Mart Stores, Inc.	586	30,888
Warnaco Group, Inc. (The)*	846	45,092
Whirlpool Corp.	593	41,053
Williams-Sonoma, Inc.	1,415	52,383
WMS Industries, Inc.*	1,503	41,438
Wolverine World Wide, Inc.	200	7,574
WW Grainger, Inc.	298	44,214
Wyndham Worldwide Corp.	1,047	36,216
Yum! Brands, Inc.	283	14,948

		4,511,816

Consumer, Non-cyclical — 25.9%
Aaron’s, Inc.	84	2,118
Abbott Laboratories	1,169	59,993
ABM Industries, Inc.	1,427	32,108

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Acacia Research - Acacia Technologies*	534	$22,919
Acorda Therapeutics, Inc.*	329	9,344
Aetna, Inc.	1,852	76,839
Align Technology, Inc.*	1,164	25,596
Allergan, Inc.	233	18,945
Altria Group, Inc.	2,705	71,142
AMERIGROUP Corp.*	1,143	62,865
AmerisourceBergen Corp.	1,732	66,353
Amgen, Inc.*	1,266	69,250
Apollo Group, Inc., Class A*	1,543	78,431
Automatic Data Processing, Inc.	744	38,309
Avon Products, Inc.	1,667	43,725
Baxter International, Inc.	756	43,977
Becton Dickinson and Co.	469	39,213
Biogen Idec, Inc.*	295	30,052
Bio-Rad Laboratories, Inc., Class A*	198	21,582
Booz Allen Hamilton Holding Corp.*	160	2,910
Boston Beer Co., Inc., Class A*	274	24,701
Bridgepoint Education, Inc.*	2,773	68,659
Bristol-Myers Squibb Co.	2,079	59,584
Brown-Forman Corp., Class B	380	27,953
C.R. Bard, Inc.	564	55,656
Campbell Soup Co.	1,748	57,771
Cardinal Health, Inc.	1,267	55,444
Career Education Corp.*	3,103	70,407
CareFusion Corp.*	668	17,629
Catalyst Health Solutions, Inc.*	491	32,175
Celgene Corp.*	256	15,181
Centene Corp.*	1,219	39,995
Cephalon, Inc.*	950	75,943
Chemed Corp.	1,117	67,925
Church & Dwight Co., Inc.	1,197	48,287
CIGNA Corp.	39	1,941
Clorox Co.	767	54,910
Coca-Cola Enterprises, Inc.	1,462	41,097
Colgate-Palmolive Co.	596	50,290
Community Health Systems, Inc.*	637	16,460
ConAgra Foods, Inc.	2,070	53,013
Convergys Corp.*	3,666	45,605
CoreLogic, Inc.*	2,753	43,442
Corporate Executive Board Co. (The)	444	18,049
Corrections Corp. of America*	827	17,747
Coventry Health Care, Inc.*	2,209	70,688

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Covidien PLC (Ireland)	961	$48,809
Cubist Pharmaceuticals, Inc.*	2,120	72,016
DaVita, Inc.*	517	43,190
Deluxe Corp.	3,114	73,304
DENTSPLY International, Inc.	570	21,597
DeVry, Inc.	1,115	69,286
Dr Pepper Snapple Group, Inc.	1,620	61,171
Education Management Corp.*	2,721	60,706
Eli Lilly & Co.	1,861	71,276
Endo Pharmaceuticals Holdings, Inc.*	1,638	61,016
Equifax, Inc.	1,631	56,041
Express Scripts, Inc.*	771	41,834
FleetCor Technologies, Inc.*	13	385
Forest Laboratories, Inc.*	2,088	77,381
Fresh Del Monte Produce, Inc. (Cayman Islands)	43	1,054
Fresh Market, Inc. (The)*	61	2,167
FTI Consulting, Inc.*	1,544	56,032
Gartner, Inc.*	580	21,408
General Mills, Inc.	1,375	51,356
Gilead Sciences, Inc.*	1,759	74,511
Global Payments, Inc.	1,152	54,616
Haemonetics Corp.*	538	35,239
Hain Celestial Group, Inc. (The)*	301	9,731
Hansen Natural Corp.*	360	27,583
HCA Holdings, Inc.*	1,277	34,070
Health Net, Inc.*	2,718	76,430
Healthsouth Corp.*	1,425	34,770
Healthspring, Inc.*	1,761	72,271
Henry Schein, Inc.*	440	29,242
Herbalife, Ltd. (Cayman Islands)	571	31,816
Hershey Co. (The)	727	41,032
Hertz Global Holdings, Inc.*	169	2,378
Hillenbrand, Inc.	2,295	50,238
Hill-Rom Holdings, Inc.	1,351	50,379
HJ Heinz Co.	811	42,691
Hologic, Inc.*	757	14,057
Hormel Foods Corp.	1,765	51,132
Humana, Inc.	1,035	77,190
Immucor, Inc.*	2,243	59,440
Impax Laboratories, Inc.*	3,089	65,425
Intuitive Surgical, Inc.*	59	23,632
ITT Educational Services, Inc.*	878	75,218
Jarden Corp.	670	20,763

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Jazz Pharmaceuticals, Inc.*	990	$40,065
JM Smucker Co. (The)	648	50,492
Johnson & Johnson	967	62,652
Kellogg Co.	827	46,130
Kimberly-Clark Corp.	633	41,373
Kinetic Concepts, Inc.*	946	63,325
Kraft Foods, Inc., Class A	1,081	37,165
Kroger Co. (The)	1,084	26,959
Laboratory Corp. of America Holdings*	696	63,169
Lancaster Colony Corp.	902	54,237
Lender Processing Services, Inc.	3,777	71,121
Life Technologies Corp.*	116	5,223
LifePoint Hospitals, Inc.*	642	23,818
Lincare Holdings, Inc.	2,477	63,386
Lorillard, Inc.	726	77,116
Magellan Health Services, Inc.*	1,453	75,701
Manpower, Inc.	467	23,593
Masimo Corp.	604	16,779
MasterCard, Inc., Class A	184	55,798
MAXIMUS, Inc.	1,697	65,555
McCormick & Co., Inc. (non-voting shares)	463	22,525
McKesson Corp.	885	71,791
Mead Johnson Nutrition Co.	335	23,909
Medco Health Solutions, Inc.*	1,156	72,689
Medicis Pharmaceutical Corp., Class A	2,061	76,628
Mednax, Inc.*	964	65,706
Medtronic, Inc.	1,905	68,675
Merck & Co., Inc.	1,202	41,024
Molina Healthcare, Inc.*	2,826	64,009
Moody’s Corp.	1,060	37,747
Morningstar, Inc.	339	21,140
Myriad Genetics, Inc.*	3,322	70,659
Omnicare, Inc.	1,279	39,009
Par Pharmaceutical Cos, Inc.*	2,069	67,015
Patterson Cos, Inc.	1,769	54,556
Paychex, Inc.	2,032	57,363
PepsiCo, Inc.	581	37,207
Pfizer, Inc.	2,807	54,007
Pharmaceutical Product Development, Inc.	766	22,084
PHH Corp.*	2,060	38,646

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Philip Morris International, Inc.	810	$57,648
Procter & Gamble Co. (The)	684	42,059
PSS World Medical, Inc.*	1,659	39,700
Quest Diagnostics, Inc.	1,232	66,540
Questcor Pharmaceuticals, Inc.*	900	27,945
Ralcorp Holdings, Inc.*	450	38,925
Rent-A-Center, Inc.	53	1,434
Reynolds American, Inc.	1,917	67,478
Rollins, Inc.	1,070	20,426
RR Donnelley & Sons Co.	1,560	29,344
Ruddick Corp.	463	19,400
Safeway, Inc.	959	19,343
SAIC, Inc.*	4,360	69,891
Salix Pharmaceuticals Ltd.*	459	17,800
Sara Lee Corp.	306	5,848
Scotts Miracle-Gro Co. (The), Class A	916	46,221
SEI Investments Co.	1,767	34,951
Select Medical Holdings Corp.*	4,587	36,008
Service Corp. International	2,945	30,834
Smithfield Foods, Inc.*	1,700	37,434
Sotheby’s	1,074	45,484
Spectrum Brands Holdings, Inc.*	320	8,544
St Jude Medical, Inc.	908	42,222
STERIS Corp.	638	22,324
Strayer Education, Inc.	610	74,206
Stryker Corp.	1,009	54,829
SUPERVALU, Inc.	2,567	22,076
SXC Health Solutions Corp. (Canada)*	326	20,580
Sysco Corp.	1,431	43,774
Team Health Holdings, Inc.*	2,296	50,535
Techne Corp.	358	27,133
Teleflex, Inc.	818	49,268
TeleTech Holdings, Inc.*	2,117	41,895
Tenet Healthcare Corp.*	3,029	16,841
Thoratec Corp.*	994	33,488
Total System Services, Inc.	2,406	44,776
Towers Watson & Co., Class A	250	15,287
TreeHouse Foods, Inc.*	135	6,971
Tupperware Brands Corp.	805	50,304
Tyson Foods, Inc., Class A	2,150	37,754
United Therapeutics Corp.*	784	44,986
UnitedHealth Group, Inc.	1,533	76,083
Universal American Corp.	82	780

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Valassis Communications, Inc.*	2,433	$65,204
Varian Medical Systems, Inc.*	828	51,965
VCA Antech, Inc.*	2,600	50,804
Vector Group, Ltd.	3,413	59,762
Verisk Analytics, Inc., Class A*	1,141	37,995
Viropharma, Inc.*	4,025	72,772
Visa, Inc., Class A	706	60,391
Warner Chilcott PLC, Class A (Ireland)	2,675	56,229
Weight Watchers International, Inc.	457	35,276
WellCare Health Plans, Inc.*	1,507	66,082
WellPoint, Inc.	1,141	77,075
Western Union Co. (The)	3,582	69,527
Wright Express Corp.*	38	1,870
Zimmer Holdings, Inc.*	958	57,499

		8,161,972

Diversified — 0.0%
Leucadia National Corp.	105	3,535

Energy — 2.2%
Chevron Corp.	324	33,702
Cloud Peak Energy, Inc.*	1,091	24,329
Complete Production Services, Inc.*	129	5,016
ConocoPhillips	733	52,769
Core Laboratories NV (Netherlands)	182	19,780
Covanta Holding Corp.	119	2,056
CVR Energy, Inc.*	995	26,716
Diamond Offshore Drilling, Inc.	765	51,890
Dresser-Rand Group, Inc.*	414	22,116
Energen Corp.	1,065	62,633
Hess Corp.	76	5,211
HollyFrontier Corp.	578	43,575
Marathon Oil Corp.	569	17,622
Marathon Petroleum Corp.*	876	38,360
Murphy Oil Corp.	294	18,881
National Oilwell Varco, Inc.	499	40,204
NuStar GP Holdings, LLC	693	25,301
Occidental Petroleum Corp.	78	7,658
RPC, Inc.	468	11,054
San Juan Basin Royalty Trust	1,359	31,991
SEACOR Holdings, Inc.	499	50,080
Tesoro Corp.*	1,043	25,334
Valero Energy Corp.	1,073	26,954
Walter Energy, Inc.	491	60,182

		703,414

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — 19.6%
ACE, Ltd. (Switzerland)	659	$44,140
Affiliated Managers Group, Inc.*	244	25,457
Aflac, Inc.	1,497	68,952
Air Lease Corp.*	110	2,687
Alexander’s, Inc. REIT	3	1,203
Alexandria Real Estate Equities, Inc. REIT	14	1,148
Alleghany Corp.*	150	49,412
Allied World Assurance Co. Holdings, Ltd. (Switzerland)	1,350	73,508
Allstate Corp. (The)	1,130	31,324
Alterra Capital Holdings, Ltd. (Bermuda)	2,744	59,792
American Campus Communities, Inc. REIT	25	931
American Capital Agency Corp.	51	1,424
American Capital, Ltd.*	4,315	41,726
American Express Co.	1,077	53,893
American Financial Group, Inc.	1,679	57,052
American International Group, Inc.*	1,540	44,198
American National Insurance Co.	659	49,385
Ameriprise Financial, Inc.	1,320	71,412
Amtrust Financial Services, Inc.	1,400	32,508
Annaly Capital Management, Inc. REIT	38	638
Apartment Investment & Management Co. REIT, Class A	89	2,430
Apollo Global Management, LLC, Class A	228	3,947
Apollo Investment Corp.	6,453	61,820
Arch Capital Group, Ltd. (Bermuda)*	624	21,091
Ares Capital Corp.	4,733	76,391
Assurant, Inc.	847	30,170
Assured Guaranty, Ltd. (Bermuda)	4,438	62,798
Astoria Financial Corp.	5,768	67,197
AvalonBay Communities, Inc. REIT	9	1,208
Axis Capital Holdings, Ltd. (Bermuda)	273	8,701
Bank of Hawaii Corp.	748	33,518
BankUnited, Inc.	122	3,039
Berkshire Hathaway Inc., Class B*	784	58,149
BioMed Realty Trust, Inc. REIT	131	2,570
BlackRock, Inc.	302	53,895
Blackstone Group LP	601	9,983
BOK Financial Corp.	1,099	59,852
Boston Properties, Inc. REIT	7	752

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Brandywine Realty Trust REIT	213	$2,554
BRE Properties, Inc. REIT	21	1,102
Brookfield Properties Corp. (Canada)	3,989	75,592
Brown & Brown, Inc.	288	6,281
Calamos Asset Management, Inc., Class A	4,337	59,070
Camden Property Trust REIT	17	1,140
Capital One Financial Corp.	1,606	76,767
Cathay General Bancorp	1,508	20,901
CBL & Associates Properties, Inc. REIT	145	2,575
CBOE Holdings, Inc.	291	6,705
Charles Schwab Corp. (The)	296	4,419
Chimera Investment Corp. REIT	93	286
Chubb Corp.	104	6,498
Citigroup, Inc.	714	27,375
City National Corp.	880	47,238
CME Group, Inc.	196	56,681
CNA Financial Corp.	2,778	76,506
CNO Financial Group, Inc.*	4,554	33,472
Cohen & Steers, Inc.	308	12,175
Colonial Properties Trust REIT	105	2,263
Comerica, Inc.	1,517	48,590
Commerce Bancshares, Inc.	1,371	56,088
CommonWealth REIT	73	1,724
Corporate Office Properties Trust REIT	68	2,113
Credit Acceptance Corp.*	286	22,683
Cullen/Frost Bankers, Inc.	492	26,509
DCT Industrial Trust, Inc. REIT	57	309
Delphi Financial Group, Inc., Class A	2,712	73,007
Developers Diversified Realty Corp. REIT	206	3,010
DiamondRock Hospitality Co. REIT	170	1,737
Digital Realty Trust, Inc. REIT	10	612
Discover Financial Services	801	20,514
Douglas Emmett, Inc. REIT	112	2,240
Duke Realty Corp. REIT	193	2,710
DuPont Fabros Technology, Inc. REIT	35	892
East West Bancorp, Inc.	1,575	29,232
EastGroup Properties, Inc. REIT	33	1,469
Eaton Vance Corp.	2,376	63,724
Endurance Specialty Holdings, Ltd. (Bermuda)	404	16,459

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Enstar Group, Ltd. (Bermuda)*	667	$70,462
Entertainment Properties Trust REIT	19	883
Equity Lifestyle Properties, Inc. REIT	12	782
Equity One, Inc. REIT	112	2,173
Equity Residential REIT	8	495
Erie Indemnity Co., Class A	1,075	79,228
Extra Space Storage, Inc. REIT	82	1,743
Federal Realty Investment Trust REIT	6	524
Federated Investors, Inc., Class B	2,478	52,955
Fidelity National Financial, Inc., Class A	4,804	78,305
Fifth Third Bancorp	2,533	32,042
First American Financial Corp.	1,438	22,994
First Citizens BancShares, Inc., Class A	344	61,961
First Republic Bank*	136	3,852
FirstMerit Corp.	3,270	47,775
FNB Corp.	4,856	48,560
Forest City Enterprises, Inc., Class A*	3,301	59,451
Franklin Resources, Inc.	229	29,074
Franklin Street Properties Corp.	187	2,358
Fulton Financial Corp.	5,416	54,972
GAMCO Investors, Inc., Class A	1,017	49,192
General Growth Properties, Inc. REIT	143	2,404
Goldman Sachs Group, Inc. (The)	496	66,945
Hanover Insurance Group, Inc. (The)	1,657	60,000
Hartford Financial Services Group, Inc.	1,752	41,032
Hatteras Financial Corp.	9	241
HCC Insurance Holdings, Inc.	475	14,312
HCP, Inc. REIT	27	992
Healthcare Realty Trust, Inc. REIT	105	2,058
Highwoods Properties, Inc. REIT	43	1,480
Home Properties, Inc. REIT	14	917
Hospitality Properties Trust REIT	87	2,197
Host Hotels & Resorts, Inc. REIT	180	2,853
Huntington Bancshares, Inc.	4,244	25,655
IntercontinentalExchange, Inc.*	204	25,153
International Bancshares Corp.	3,669	61,713
Invesco Mortgage Capital, Inc. REIT	82	1,606
Janus Capital Group, Inc.	3,963	33,448
Jefferies Group, Inc.	1,723	32,582
JPMorgan Chase & Co.	1,890	76,451
KeyCorp	4,556	36,630

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Kilroy Realty Corp. REIT	25	$965
Kimco Realty Corp. REIT	73	1,389
KKR & Co. LP	2,784	40,786
KKR Financial Holdings, LLC REIT	4,242	40,257
LaSalle Hotel Properties REIT	96	2,401
Lazard Ltd., Class A (Bermuda)	1,588	53,357
Legg Mason, Inc.	268	7,885
Lexington Realty Trust REIT	204	1,714
Liberty Property Trust REIT	42	1,426
Lincoln National Corp.	2,844	75,366
Loews Corp.	1,891	75,394
M&T Bank Corp.	807	69,596
Macerich Co. (The) REIT	20	1,063
Mack-Cali Realty Corp. REIT	32	1,065
Markel Corp.*	87	34,837
Marsh & McLennan Cos., Inc.	717	21,144
MBIA, Inc.*	4,079	37,527
Medical Properties Trust, Inc. REIT	197	2,317
Mercury General Corp.	1,532	56,898
MetLife, Inc.	1,502	61,897
MFA Financial, Inc. REIT	335	2,509
Mid-America Apartment Communities, Inc. REIT	6	425
Morgan Stanley	3,127	69,576
NASDAQ OMX Group, Inc. (The)*	2,743	66,024
National Health Investors, Inc. REIT	22	1,001
National Retail Properties, Inc. REIT	29	728
New York Community Bancorp, Inc.	5,168	69,923
Northern Trust Corp.	889	39,921
Northwest Bancshares, Inc.	1,904	23,400
NYSE Euronext	1,613	53,971
Omega Healthcare Investors, Inc. REIT	93	1,826
OneBeacon Insurance Group, Ltd., Class A (Bermuda)	2,506	31,926
People’s United Financial, Inc.	1,635	20,732
Piedmont Office Realty Trust, Inc., Class A	95	1,952
PNC Financial Services Group, Inc.	1,345	73,020
Popular, Inc. (Puerto Rico)*	11,179	26,830
Portfolio Recovery Associates, Inc.*	450	36,418
Post Properties, Inc. REIT	32	1,357
Primerica, Inc.	707	15,285
Principal Financial Group, Inc.	1,729	47,772

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
ProAssurance Corp.*	917	$63,869
Progressive Corp. (The)	3,649	71,812
ProLogis, Inc. REIT	66	2,352
Prosperity Bancshares, Inc.	1,233	51,206
Protective Life Corp.	3,516	74,750
Prudential Financial, Inc.	1,297	76,108
Public Storage REIT	3	359
Raymond James Financial, Inc.	1,533	48,688
Realty Income Corp. REIT	16	519
Redwood Trust, Inc. REIT	141	2,021
Regency Centers Corp. REIT	8	359
Reinsurance Group of America, Inc.	1,268	73,810
RLI Corp.	1,075	67,886
Senior Housing Properties Trust REIT	82	1,963
Signature Bank*	922	54,545
SL Green Realty Corp. REIT	15	1,230
StanCorp Financial Group, Inc.	1,561	51,919
Starwood Property Trust, Inc.	87	1,688
State Street Corp.	1,023	42,424
SVB Financial Group*	1,192	72,736
Symetra Financial Corp.	5,333	66,982
T. Rowe Price Group, Inc.	703	39,930
Tanger Factory Outlet Centers REIT	59	1,620
Taubman Centers, Inc. REIT	15	898
TCF Financial Corp.	3,927	49,951
Torchmark Corp.	1,489	60,141
Travelers Cos, Inc. (The)	306	16,870
Trustmark Corp.	2,041	44,473
UDR, Inc. REIT	51	1,342
UMB Financial Corp.	826	34,279
United Bankshares, Inc.	2,089	49,844
Unitrin, Inc.	2,705	76,200
Unum Group	2,644	64,487
US Bancorp	2,342	61,032
Validus Holdings, Ltd. (Bermuda)	87	2,313
Valley National Bancorp	3,352	44,079
Ventas, Inc. REIT	8	433
Vornado Realty Trust REIT	9	842
Waddell & Reed Financial, Inc., Class A	1,016	37,287
Washington Federal, Inc.	2,429	41,074
Washington REIT	41	1,313
Webster Financial Corp.	559	11,415
Weingarten Realty Investors REIT	69	1,775

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
Wells Fargo & Co.	2,452	$68,509
Westamerica Bancorporation	1,074	50,403
WR Berkley Corp.	2,050	63,120

		6,172,709

Industrial — 12.3%
3M Co.	557	48,537
Actuant Corp., Class A	1,867	46,134
Acuity Brands, Inc.	848	41,289
Aecom Technology Corp.*	280	6,927
AGCO Corp.*	369	17,498
Agilent Technologies, Inc.*	320	13,491
Alliant Techsystems, Inc.	924	60,273
Amerco, Inc.*	26	2,344
AMETEK, Inc.	599	25,458
Amphenol Corp., Class A	805	39,356
Applied Industrial Technologies, Inc.	1,476	47,114
Arrow Electronics, Inc.*	511	17,757
Atlas Air Worldwide Holdings, Inc.*	548	28,710
Avnet, Inc.*	458	13,419
AVX Corp.	3,454	48,080
Babcock & Wilcox Co. (The)*	244	6,095
Belden, Inc.	973	35,855
Boeing Co. (The)	550	38,759
Brady Corp., Class A	2,028	60,029
C.H. Robinson Worldwide, Inc.	261	18,873
Caterpillar, Inc.	182	17,980
Chicago Bridge & Iron Co. NV (Netherlands)	982	40,508
CLARCOR, Inc.	130	5,728
Clean Harbors, Inc.*	74	3,904
Cognex Corp.	949	32,219
Coherent, Inc.*	442	21,229
Cooper Industries PLC (Ireland)	743	38,866
Crane Co.	909	42,105
CSX Corp.	678	16,658
Cubic Corp.	1,489	72,276
Curtiss-Wright Corp.	646	20,646
Cymer, Inc.*	1,137	50,062
Deere & Co.	21	1,649
Dolby Laboratories, Inc., Class A*	1,812	76,756
Donaldson Co., Inc.	92	5,095
Dover Corp.	749	45,292
EMCOR Group, Inc.*	2,569	71,726
Emerson Electric Co.	808	39,665

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Energizer Holdings, Inc.*	526	$42,417
EnerSys*	544	17,397
Esterline Technologies Corp.*	550	42,004
Expeditors International of Washington, Inc.	470	22,428
FedEx Corp.	106	9,209
FEI Co.*	1,177	38,888
FLIR Systems, Inc.	1,204	33,062
Fluor Corp.	995	63,212
Foster Wheeler AG (Switzerland)*	612	16,585
Gardner Denver, Inc.	205	17,484
Garmin, Ltd. (Switzerland)	2,237	72,993
GATX Corp.	60	2,366
General Dynamics Corp.	1,040	70,866
General Electric Co.	109	1,952
Graco, Inc.	253	11,114
Greif, Inc.	76	4,640
Honeywell International, Inc.	291	15,452
Hubbell, Inc., Class B	973	57,864
Huntington Ingalls Industries, Inc.*	406	13,593
Illinois Tool Works, Inc.	775	38,595
Imax Corp. (Canada)*	60	1,138
Ingersoll-Rand PLC (Ireland)	1,345	50,330
Itron, Inc.*	356	15,322
ITT Corp.	1,154	61,554
Jabil Circuit, Inc.	1,665	30,486
Jacobs Engineering Group, Inc.*	1,383	54,131
Joy Global, Inc.	495	46,490
Kaydon Corp.	1,092	38,930
KBR, Inc.	1,611	57,432
Kennametal, Inc.	530	20,898
L-3 Communications Holdings, Inc.	824	65,195
Landstar System, Inc.	426	19,106
Littelfuse, Inc.	1,022	52,214
Lockheed Martin Corp.	858	64,976
MasTec, Inc.*	2,866	59,842
McDermott International, Inc. (Panama)*	2,058	41,510
Middleby Corp.*	311	26,273
Molex, Inc.	967	22,705
Moog, Inc., Class A*	106	4,341
Mueller Industries, Inc.	507	19,028
Nalco Holding Co.	980	34,643
Nordson Corp.	830	42,355

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Northrop Grumman Corp.	1,197	$72,430
Packaging Corp. of America	737	19,656
Parker Hannifin Corp.	610	48,202
PerkinElmer, Inc.	674	16,486
Precision Castparts Corp.	286	46,155
Raytheon Co.	1,598	71,479
Republic Services, Inc.	758	22,005
Rock-Tenn Co., Class A	484	29,747
Rockwell Automation, Inc.	258	18,514
Rockwell Collins, Inc.	705	38,838
Roper Industries, Inc.	349	28,489
Sauer-Danfoss, Inc.*	1,110	52,725
Sealed Air Corp.	2,401	51,694
Simpson Manufacturing Co., Inc.	216	6,113
Sonoco Products Co.	687	22,018
SPX Corp.	84	6,320
Stanley Black & Decker, Inc.	723	47,552
Stericycle, Inc.*	193	15,849
Swift Transportation Co.*	547	6,203
TAL International Group, Inc.	57	1,764
Tech Data Corp.*	558	26,042
Teledyne Technologies, Inc.*	975	52,874
Tetra Tech, Inc.*	859	18,898
Thomas & Betts Corp.*	928	45,268
Timken Co.	594	25,940
TransDigm Group, Inc.*	307	27,651
Trinity Industries, Inc.	60	1,787
Tutor Perini Corp.	1,270	20,041
Tyco International, Ltd. (Switzerland)	1,010	44,733
Union Pacific Corp.	147	15,065
United Parcel Service, Inc., Class B	552	38,209
United Technologies Corp.	701	58,071
URS Corp.*	1,509	61,612
Vishay Intertechnology, Inc.*	4,199	57,820
Wabtec Corp.	124	8,000
Waters Corp.*	195	17,139
Watts Water Technologies, Inc., Class A	1,425	47,780
Zebra Technologies Corp., Class A*	1,175	47,000

		3,875,551

Technology — 13.2%
Accenture PLC, Class A	1,088	64,344
ACI Worldwide, Inc.*	652	23,576
Activision Blizzard, Inc.	5,348	63,320

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Acxiom Corp.*	3,378	$46,414
Adobe Systems, Inc.*	2,218	61,483
Advanced Micro Devices, Inc.*	4,742	34,806
Aeroflex Holding Corp.*	95	1,359
Altera Corp.	1,592	65,081
Amkor Technology, Inc.*	4,023	21,443
Analog Devices, Inc.	2,090	71,896
ANSYS, Inc.*	547	27,678
Apple, Inc.*	192	74,972
Applied Materials, Inc.	5,759	70,951
Atmel Corp.*	803	9,716
Autodesk, Inc.*	442	15,205
Avago Technologies, Ltd. (Singapore)	771	25,929
Blackbaud, Inc.	523	13,284
BMC Software, Inc.*	874	37,774
Broadcom Corp., Class A*	1,429	52,973
Broadridge Financial Solutions, Inc.	2,412	55,621
CA, Inc.	3,330	74,259
CACI International, Inc., Class A*	1,163	68,710
Cirrus Logic*	3,111	47,225
Cognizant Technology Solutions Corp.*	49	3,424
CommVault Systems, Inc.*	382	14,791
Computer Sciences Corp.	986	34,786
Compuware Corp.*	3,477	33,588
Dell, Inc.*	4,458	72,398
Diodes, Inc.*	783	18,440
DST Systems, Inc.	964	49,347
Dun & Bradstreet Corp.	974	70,664
EMC Corp.*	689	17,969
Entegris, Inc.*	5,980	51,249
Fair Isaac Corp.	2,140	63,665
Fairchild Semiconductor International, Inc.*	1,766	26,508
Fidelity National Information Services, Inc.	1,447	43,439
Fiserv, Inc.*	1,064	64,223
Fortinet, Inc.*	665	13,513
GT Solar International, Inc.*	5,121	69,850
Hewlett-Packard Co.	1,943	68,316
Hittite Microwave Corp.*	1,050	58,790
IHS, Inc., Class A*	186	13,706
Informatica Corp.*	325	16,617
Intel Corp.	3,100	69,223

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
International Business Machines Corp.	342	$62,193
Intersil Corp., Class A	3,825	46,091
Intuit, Inc.*	701	32,737
Jack Henry & Associates, Inc.	1,554	44,988
JDA Software Group, Inc.*	1,172	32,769
KLA-Tencor Corp.	1,715	68,291
Lam Research Corp.*	1,721	70,354
Lexmark International, Inc., Class A*	2,347	78,789
Linear Technology Corp.	2,399	70,291
Mantech International Corp., Class A	1,829	74,623
Marvell Technology Group, Ltd. (Bermuda)*	4,668	69,180
Maxim Integrated Products, Inc.	2,535	58,204
Microchip Technology, Inc.	1,540	51,975
Micron Technology, Inc.*	2,475	18,241
MICROS Systems, Inc.*	625	30,606
Microsoft Corp.	2,776	76,062
MKS Instruments, Inc.	2,712	67,664
National Semiconductor Corp.	1,956	48,352
NetApp, Inc.*	291	13,828
Novellus Systems, Inc.*	2,141	66,457
NVIDIA Corp.*	1,783	24,659
Omnivision Technologies, Inc.*	1,615	47,223
Oracle Corp.	2,000	61,160
Parametric Technology Corp.*	656	13,638
Pitney Bowes, Inc.	2,952	63,616
PMC - Sierra, Inc.*	6,558	45,840
Progress Software Corp.*	2,544	61,310
QLIK Technologies, Inc.*	427	12,942
QLogic Corp.*	4,179	63,395
Quality Systems, Inc.	237	21,652
Quest Software, Inc.*	1,197	22,719
Red Hat, Inc.*	88	3,703
Riverbed Technology, Inc.*	386	11,051
Rovi Corp.*	140	7,416
SanDisk Corp.*	1,547	65,794
Seagate Technology PLC (Ireland)	2,935	40,767
Semtech Corp.*	1,357	31,618
SolarWinds, Inc.*	1,034	22,241
Solera Holdings, Inc.	355	19,837
SS&C Technologies Holdings, Inc.*	1,388	25,706
SYNNEX Corp.*	794	22,486
Synopsys, Inc.*	1,048	25,121

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
Teradata Corp.*	445	$24,457
Teradyne, Inc.*	5,193	70,054
Texas Instruments, Inc.	2,093	62,267
Varian Semiconductor Equipment Associates, Inc.*	603	36,626
Veeco Instruments, Inc.*	1,823	72,537
Verint Systems, Inc.*	533	18,133
Western Digital Corp.*	1,632	56,239
Xerox Corp.	4,523	42,200
Xilinx, Inc.	2,232	71,647

		4,152,274

Utilities — 0.5%
AES Corp. (The)*	1,579	19,438
Ameren Corp.	672	19,367
DPL, Inc.	931	28,163
Entergy Corp.	204	13,627
Exelon Corp.	451	19,876
Hawaiian Electric Industries, Inc.	40	936
NRG Energy, Inc.*	1,027	25,182
Public Service Enterprise Group, Inc.	722	23,645
WGL Holdings, Inc.	614	23,829

		174,063

TOTAL COMMON STOCKS (Cost $31,874,042)		31,157,641

	Number of Shares	Value
EXCHANGE TRADED FUNDS —0.9%
SPDR S&P 500 ETF Trust	2,083	$268,811

TOTAL EXCHANGE TRADED FUNDS (Cost $270,234)		268,811

TOTAL INVESTMENTS - 99.7% (Cost $32,144,276)**		31,426,452
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		98,663

NET ASSETS - 100.0%		$31,525,115

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$32,144,276

Gross unrealized appreciation	$762,489
Gross unrealized depreciation	(1,480,313)

Net unrealized depreciation	$(717,824)

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.3%
Communications — 10.2%
Cisco Systems, Inc.	55,146	$880,682
DISH Network Corp., Class A*	22,116	655,297
Gannett Co., Inc.	47,268	603,140
Harris Corp.	1,732	69,055
j2 Global Communications, Inc.*	17,362	464,260
Liberty Media Corp. (Starz), Class A*	5,790	444,440
McGraw-Hill Cos., Inc. (The)	31,058	1,292,013
Meredith Corp.	45,990	1,372,801
NeuStar, Inc., Class A*	31,396	817,552
Omnicom Group, Inc.	11,483	538,782
Plantronics, Inc.	565	19,351
Viacom, Inc., Class B	5,835	282,531
Washington Post Co. (The), Class B	102	41,034

		7,480,938

Consumer, Cyclical — 14.0%
Aeropostale, Inc.*	76,768	1,293,541
Ascena Retail Group, Inc.*	7,877	254,585
Autoliv, Inc. (Sweden)	1,762	116,574
Bed Bath & Beyond, Inc.*	2,186	127,859
Best Buy Co., Inc.	5,564	153,566
Buckle, Inc. (The)	19,349	857,354
Domino’s Pizza, Inc.*	5,687	152,810
Express, Inc.	34,564	775,616
GameStop Corp., Class A*	60,917	1,436,423
Gap, Inc. (The)	44,985	867,761
Guess?, Inc.	1,400	53,368
HSN, Inc.*	1,588	51,912
Iconix Brand Group, Inc.*	31,234	728,689
J Crew Group, Inc. (Escrow shares)*	4,301	—
Lear Corp.	5,872	287,728
Limited Brands, Inc.	4,603	174,269
Nu Skin Enterprises, Inc., Class A	13,952	523,758
Oshkosh Corp.*	44,949	1,115,634
Ross Stores, Inc.	10,000	757,700
Steven Madden, Ltd.*	672	25,603
TJX Cos, Inc.	1,240	68,572
TRW Automotive Holdings Corp.*	8,093	408,454

		10,231,776

Consumer, Non-cyclical — 39.2%
Altria Group, Inc.	51,929	1,365,733
AmerisourceBergen Corp.	24,866	952,616
Amgen, Inc.*	10,037	549,024
Apollo Group, Inc., Class A*	12,931	657,283

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
Bridgepoint Education, Inc.*	19,105	$473,040
Bristol-Myers Squibb Co.	970	27,800
Career Education Corp.*	8,561	194,249
Cephalon, Inc.*	16,218	1,296,467
Chemed Corp.	9,315	566,445
Cubist Pharmaceuticals, Inc.*	38,957	1,323,369
Deluxe Corp.	60,716	1,429,255
Dr Pepper Snapple Group, Inc.	3,549	134,010
Eli Lilly & Co.	20,572	787,908
Endo Pharmaceuticals Holdings, Inc.*	9,045	336,926
Forest Laboratories, Inc.*	38,632	1,431,702
Gilead Sciences, Inc.*	34,825	1,475,187
Impax Laboratories, Inc.*	1,354	28,678
ITT Educational Services, Inc.*	6,967	596,863
Johnson & Johnson	881	57,080
Laboratory Corp. of America Holdings*	2,385	216,463
Lender Processing Services, Inc.	25,343	477,209
Lincare Holdings, Inc.	18,952	484,982
Lorillard, Inc.	13,868	1,473,059
MAXIMUS, Inc.	258	9,966
McKesson Corp.	13,130	1,065,106
Medco Health Solutions, Inc.*	8,579	539,448
Medicis Pharmaceutical Corp., Class A	39,128	1,454,779
Mednax, Inc.*	7,211	491,502
Medtronic, Inc.	21,647	780,374
Myriad Genetics, Inc.*	54,707	1,163,618
Par Pharmaceutical Cos, Inc.*	13,757	445,589
Philip Morris International, Inc.	3,343	237,921
Quest Diagnostics, Inc.	17,069	921,897
Reynolds American, Inc.	32,889	1,157,693
SAIC, Inc.*	18,293	293,237
Strayer Education, Inc.	1,967	239,286
Valassis Communications, Inc.*	28,268	757,582
Vector Group, Ltd.	10,389	181,911
Viropharma, Inc.*	78,662	1,422,209
Visa, Inc., Class A	6,619	566,189
Western Union Co. (The)	28,752	558,076

		28,621,731

Industrial — 14.2%
Cubic Corp.	25,639	1,244,517
Dolby Laboratories, Inc., Class A*	21,255	900,362
EMCOR Group, Inc.*	42,472	1,185,818

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial — (Continued)
Fluor Corp.	8,352	$530,603
Garmin, Ltd. (Switzerland)	29,657	967,708
General Dynamics Corp.	16,590	1,130,443
ITT Corp.	4,049	215,974
KBR, Inc.	3,587	127,876
L-3 Communications Holdings, Inc.	6,278	496,715
Lockheed Martin Corp.	8,968	679,147
MasTec, Inc.*	6,993	146,014
Northrop Grumman Corp.	20,481	1,239,305
Raytheon Co.	31,828	1,423,666
United Technologies Corp.	773	64,035

		10,352,183

Technology — 19.7%
Accenture PLC, Class A	679	40,156
Activision Blizzard, Inc.	15,010	177,718
Altera Corp.	5,196	212,412
Analog Devices, Inc.	20,017	688,585
Apple, Inc.*	2,292	894,980
Applied Materials, Inc.	59,709	735,615
CA, Inc.	36,666	817,652
CACI International, Inc., Class A*	1,298	76,686
Dell, Inc.*	54,285	881,588
Dun & Bradstreet Corp.	17,714	1,285,151
GT Solar International, Inc.*	56,296	767,877
Hewlett-Packard Co.	8,062	283,460
Intel Corp.	15,966	356,521
KLA-Tencor Corp.	18,707	744,913
Lam Research Corp.*	17,564	718,016
Lexmark International, Inc., Class A*	379	12,723
Linear Technology Corp.	17,540	513,922
Mantech International Corp., Class A	5,886	240,149
Marvell Technology Group, Ltd. (Bermuda)*	30,927	458,338
Microsoft Corp.	37,017	1,014,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
MKS Instruments, Inc.	8,185	$204,216
Novellus Systems, Inc.*	7,619	236,494
Pitney Bowes, Inc.	18,636	401,606
Progress Software Corp.*	1,814	43,717
QLogic Corp.*	13,941	211,485
SanDisk Corp.*	3,448	146,643
Teradyne, Inc.*	57,531	776,093
Veeco Instruments, Inc.*	22,171	882,184
Xilinx, Inc.	16,281	522,620

		14,345,786

TOTAL COMMON STOCKS (Cost $72,877,192)		71,032,414

EXCHANGE TRADED FUNDS — 2.2%
SPDR S&P 500 ETF Trust	12,594	1,625,256

TOTAL EXCHANGE TRADED FUNDS (Cost $1,639,492)		1,625,256

TOTAL INVESTMENTS - 99.5% (Cost $74,516,684)**		72,657,670
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		334,281

NET ASSETS - 100.0%		$72,991,951

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$74,516,684

Gross unrealized appreciation	$1,230,232
Gross unrealized depreciation	(3,089,246)

Net unrealized depreciation	$(1,859,014)

SPDR     Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio Holdings Summary Table

July 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Consumer, Cyclical	21.2%	$2,383,960
Industrial	19.1	2,158,791
Communications	17.8	2,011,330
Consumer, Non-cyclical	17.3	1,950,006
Basic Materials	9.7	1,098,287
Technology	7.1	801,479
Energy	2.8	309,039
Exchange Traded Funds	1.9	222,342
Financial.	0.7	82,744
Diversified	0.4	45,544
Utilities	0.1	7,591
Other Assets in Excess of Liabilities	1.9	209,483

NET ASSETS	100.0%	$11,280,596

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.2%
Australia — 7.7%
Adelaide Brighton, Ltd.	16,370	$47,118
Ansell, Ltd.	3,179	48,720
APN News & Media, Ltd.	6,556	7,959
ASX, Ltd.	1,425	46,746
CSL, Ltd.	1,366	46,056
Fairfax Media, Ltd.	50,469	48,792
Flight Centre, Ltd.	2,115	50,003
Foster’s Group, Ltd.	8,961	49,715
Goodman Fielder, Ltd.	50,469	49,901
JB Hi-Fi, Ltd.	2,939	48,432
Mount Gibson Iron, Ltd.*	23,743	46,951
Nufarm, Ltd.*	9,723	46,358
OZ Minerals, Ltd.	3,376	50,552
Primary Health Care, Ltd.	13,362	47,562
Seven West Media, Ltd.	11,084	43,593
Tatts Group, Ltd.	19,436	49,537
Telstra Corp., Ltd.	15,074	49,515
Ten Network Holdings, Ltd.	39,783	47,202
UGL, Ltd.	3,172	46,765

		871,477

Belgium — 1.4%
Anheuser-Busch InBev NV, SP ADR	99	5,700
Belgacom SA	1,167	40,790
Delhaize Group SA	572	41,194
Mobistar SA	343	23,948
Omega Pharma	278	13,737
Solvay SA	239	36,025

		161,394

Brazil — 3.0%
Brasil Telecom SA, Pref. shares	2,908	24,808
BRF - Brasil Foods SA	999	18,874
Cia de Bebidas das Americas, Pref. shares	360	10,585
Cia de Concessoes Rodoviarias	283	8,473
Cia Siderurgica Nacional SA	1,611	16,870
Diagnosticos da America SA	164	2,025

EcoRodovias Infraestrutura e Logistica SA	854	7,181
Fibria Celulose SA	1,922	22,828
Gerdau SA, Pref. shares	2,327	20,947
Gol Linhas Aereas Inteligentes SA Pref. shares	157	1,219
JBS SA*	425	1,263
Klabin SA, Pref. shares	5,877	20,009

	Number ofShares	Value
COMMON STOCKS — (Continued)
Brazil — (Continued)
M Dias Branco SA	128	$3,174
Magnesita Refratarios SA*	3,923	15,886
Metalurgica Gerdau SA, Pref. shares	1,269	14,524
Natura Cosmeticos SA	706	15,983
Obrascon Huarte Lain Brasil SA	148	6,108
Randon Participacoes SA, Pref. shares	2,665	18,524
Redecard SA	964	16,721
Santos Brasil Participacoes SA (Units)	94	1,627
Souza Cruz SA	1,180	14,122
Telecomunicacoes de Sao Paulo SA, Pref. shares	781	24,500
Telemar Norte Leste SA, Pref. shares A	206	5,924
Tim Participacoes SA, Pref. shares	2,108	10,371
Totvs SA	371	6,435
Ultrapar Participacoes SA, Pref. shares	718	12,722
Vale SA, Pref. shares, Class A	450	13,231

		334,934

Canada — 8.4%
Alimentation Couche Tard, Inc., Class B	866	27,327
Astral Media, Inc., Class A	644	24,609
Barrick Gold Corp.	77	3,663
BCE, Inc.	614	23,436
Bell Aliant, Inc. (Units)	881	25,542
CAE, Inc.	946	12,376
Canadian National Railway Co.	206	15,421
Canadian Oil Sands, Ltd.	752	20,550
Canadian Pacific Railway, Ltd.	333	21,264
Canfor Corp.*	2,334	25,137
Celestica, Inc.*	2,221	19,500
CGI Group, Inc., Class A*	780	16,754
Cineplex, Inc.	314	7,917
Dollarama, Inc.	413	13,815
Empire Co., Ltd., Class A	390	23,658
Finning International, Inc.	744	21,336
George Weston, Ltd.	122	8,466
Gildan Activewear, Inc.	45	1,350
Groupe Aeroplan, Inc.	1,336	18,835
IAMGOLD Corp.	416	8,320
Inmet Mining Corp.	231	15,954

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Canada — (Continued)
Jean Coutu Group PJC, Inc. (The), Class A	1,866	$23,436
Just Energy Group, Inc. (Units)	106	1,509
Loblaw Cos., Ltd.	282	10,909
Lundin Mining Corp.*	2,317	17,412
MacDonald Dettwiler & Associates, Ltd.	269	14,913
Magna International, Inc.	556	27,116
Manitoba Telecom Services, Inc.	596	19,319
Metro, Inc., Class A	550	27,268
Mullen Group, Ltd. (Units)	189	4,401
Neo Material Technologies, Inc.*	454	4,229
Nexen, Inc.	1,280	29,824
North West Co., Inc. (The)	295	6,246
Open Text Corp.*	81	5,472
Pan American Silver Corp.	899	27,132
Potash Corp. of Saskatchewan, Inc.	18	1,039
Precision Drilling Corp. (Units)*	1,173	20,257
Provident Energy, Ltd. (Units)	3,089	27,399
Quebecor, Inc., Class B	91	2,887
Research In Motion, Ltd.*	1,224	30,600
Rogers Communications, Inc., Class B	599	22,858
Russel Metals, Inc.	367	8,942
Saputo, Inc.	275	12,880
SEMAFO, Inc.*	328	2,928
Shaw Communications, Inc., Class B	558	12,603
Shoppers Drug Mart Corp.	428	17,972
Silver Wheaton Corp.	26	938
SNC-Lavalin Group, Inc.	69	3,900
Stantec, Inc.*	673	19,180
Suncor Energy, Inc.	124	4,739
SXC Health Solutions Corp.*	41	2,588
Teck Resources, Ltd., Class B	489	24,176
TELUS Corp.	369	20,311
Thomson Reuters Corp.	203	6,989
Tim Hortons, Inc.	317	15,194
TransAlta Corp.	275	6,082
Transcontinental, Inc., Class A	433	6,920
Trinidad Drilling, Ltd. (Units)	1,059	11,073
West Fraser Timber Co., Ltd.	621	29,709
Westjet Airlines, Ltd.	2,070	31,090
Yellow Media, Inc.	13,360	29,085

		946,755

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — 1.8%
China Shipping Container Lines Co., Ltd., Class H*	16,000	$4,557
Dongfeng Motor Group Co., Ltd., Class H	24,000	47,484
Jiangsu Expressway Co., Ltd., Class H	54,000	51,965
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H.	152,000	48,172
Zhejiang Expressway Co., Ltd., Class H	72,000	50,718

		202,896

Denmark — 1.1%
Carlsberg A/S, Class B	230	22,624
Coloplast A/S, Class B	46	7,080
DSV A/S	820	18,219
FLSmidth & Co. A/S	185	14,379
H Lundbeck A/S	1,625	40,775
TDC A/S*	2,493	23,190

		126,267

Finland — 1.7%
Elisa OYJ	1,085	23,355
Huhtamaki OYJ	1,008	13,137
Kone OYJ, Class B	113	6,560
Metso OYJ	473	23,210
Nokia OYJ, SP ADR	6,868	39,834
Orion OYJ, Class B	1,290	31,215
Sanoma OYJ	808	14,199
Wartsila OYJ	1,480	42,724

		194,234

France — 6.6%
Arkema SA	289	28,300
Atos Origin SA	329	18,172
Bouygues SA	180	6,826
Cap Gemini SA	62	3,062
Christian Dior SA	134	21,469
Compagnie de St-Gobain	443	25,717
Eramet	46	12,843
France Telecom SA, SP ADR	1,402	28,923
Havas SA	6,813	32,012
Ingenico	517	21,844
Ipsen SA	964	31,492
JCDecaux SA*	168	4,642
Lafarge SA	365	19,605
Lagardere SCA	342	13,327

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — (Continued)
Legrand SA	806	$31,403
Metropole Television SA	1,879	42,997
Neopost SA	229	18,328
PagesJaunes Groupe	5,013	39,870
Pernod-Ricard SA	79	7,846
PPR	59	10,936
Publicis Groupe SA	513	26,165
Rexel SA	1,390	30,309
Rhodia SA	540	24,481
Sanofi-Aventis SA, ADR	731	28,326
Societe BIC SA	390	36,874
Societe Television Francaise 1	2,029	38,820
Sodexo	183	14,015
Teleperformance	1,229	31,761
Total SA	788	42,778
Vinci SA	264	15,371
Vivendi SA	1,283	30,797
Zodiac Aerospace	62	5,387

		744,698

Germany — 6.1%
Aixtron SE	1,115	30,088
Axel Springer AG	103	4,566
BASF SE	320	29,069
Bayer AG	255	20,493
Bayerische Motoren Werke AG	303	30,398
Beiersdorf AG	461	29,746
Celesio AG	1,863	35,911
Continental AG*	244	24,402
Deutsche Telekom AG, Reg. shares	953	14,844
Douglas Holding AG	556	26,832
Freenet AG	2,997	36,269
Fresenius Medical Care AG & Co. KGaA	4	307
Fresenius SE & Co. KGaA	165	17,675
Gerresheimer AG	472	23,934
Gildemeister AG*	1,271	23,386
Henkel AG & Co. KGaA, Pref. shares	189	12,769
Infineon Technologies AG	1,814	18,264
K&S AG	1	80
MAN SE	72	8,570
Metro AG	529	29,291
MTU Aero Engines Holding AG	323	23,921
ProSiebenSat.1 Media AG, Pref. shares	407	10,530

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — (Continued)
Puma AG Rudolf Dassler Sport	98	$30,219
SAP AG, SP ADR	74	4,618
Siemens AG, SP ADR	169	21,512
SMA Solar Technology AG	433	39,820
Software AG	449	21,981
Stada Arzneimittel AG	379	14,489
Suedzucker AG	693	24,496
United Internet AG, Reg. shares	787	16,024
Wacker Chemie AG	153	29,064
Wincor Nixdorf AG	535	33,579

		687,147

Greece — 0.5%
Coca Cola Hellenic Bottling Co. SA*	298	7,729
OPAP SA	2,857	47,416

		55,145

Hong Kong — 1.0%
Cathay Pacific Airways, Ltd.	7,000	16,221
China Mobile, Ltd., SP ADR	995	49,581
Guangdong Investment, Ltd.	6,000	3,241
MTR Corp.	500	1,697
Orient Overseas International, Ltd.	8,000	45,524

		116,264

Ireland — 0.6%
C&C Group PLC	4,577	23,282
DCC PLC*	713	19,281
Smurfit Kappa Group PLC*	2,046	21,064
United Business Media, Ltd.	334	2,966
WPP PLC	308	3,511

		70,104

Italy — 2.7%
Ansaldo STS SpA	3,511	33,978
Danieli & C. Officine Meccaniche SpA	1,775	47,567
DiaSorin SpA	216	10,689
Finmeccanica SpA	4,123	31,755
Geox SpA	3,900	20,096
Gruppo Editoriale L’espresso SpA	8,277	19,303
Indesit Co. SpA	3,865	30,878
Maire Tecnimont SpA	5,665	9,288
Mediaset SpA	10,472	45,021
Recordati SpA	3,731	40,744
Telecom Italia SpA, SP ADR	1,296	16,200

		305,519

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — 19.8%
Aeon Co., Ltd.	2,400	$30,271
Aisin Seiki Co., Ltd.	900	34,768
Asahi Glass Co., Ltd.	2,000	23,199
Brother Industries, Ltd.	1,200	18,752
Canon, Inc., SP ADR	64	3,092
Capcom Co., Ltd.	2,100	55,020
Daicel Chemical Industries, Ltd.	6,000	43,021
Daiichi Sankyo Co., Ltd.	600	12,415
Dainippon Screen Manufacturing Co., Ltd.	6,000	47,230
Daito Trust Construction Co., Ltd.	200	19,277
Dena Co., Ltd.	500	24,972
Denso Corp.	300	10,732
Ebara Corp.	8,000	47,178
Eisai Co., Ltd.	400	16,263
Elpida Memory, Inc.*	5,100	47,168
Exedy Corp.	600	22,812
Fast Retailing Co., Ltd.	100	17,770
FCC Co., Ltd.	1,900	45,732
Fuji Heavy Industries, Ltd.	6,000	48,321
Fuji Media Holdings, Inc.	31	48,080
Hakuhodo DY Holdings, Inc.	890	49,191
Hitachi Zosen Corp.	1,000	1,650
Hoya Corp.	700	17,031
IHI Corp.	16,000	43,229
Japan Tobacco, Inc.	4	18,185
JSR Corp.	900	18,424
Kandenko Co., Ltd.	1,000	4,663
Kao Corp.	400	11,332
KDDI Corp.	6	44,580
Keihin Corp.	2,200	49,067
Kobayashi Pharmaceutical Co., Ltd.	300	15,451
Koito Manufacturing Co., Ltd.	2,000	34,526
Kose Corp.	1,700	44,849
K’s Holdings Corp.	1,000	46,827
Kuraray Co., Ltd.	900	13,631
Mitsubishi Tanabe Pharma Corp.	1,100	19,947
NGK Spark Plug Co., Ltd.	3,000	42,515
NHK Spring Co., Ltd.	4,000	42,762
Nintendo Co., Ltd., ADR L	545	10,873
Nippon Electric Glass Co., Ltd.	1,000	12,652
Nisshin Seifun Group, Inc.	2,500	31,987
Nissin Kogyo Co., Ltd.	2,600	48,396
Nitto Denko Corp.	300	14,496

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
NTT DoCoMo, Inc., SP ADR	1,094	$20,283
Obic Co., Ltd.	100	19,757
Ono Pharmaceutical Co., Ltd.	200	11,197
Oracle Corp. Japan	400	13,431
Pacific Metals Co., Ltd.	6,000	44,892
Pioneer Corp.*	700	3,710
Point, Inc.	420	18,876
Rinnai Corp.	200	15,484
Ryohin Keikaku Co., Ltd.	400	20,809
Sankyo Co., Ltd.	900	48,048
Santen Pharmaceutical Co., Ltd.	400	16,107
Sega Sammy Holdings, Inc.	2,300	49,504
Shimamura Co., Ltd.	200	20,212
Shimano, Inc.	300	15,802
Shinko Electric Industries Co., Ltd.	200	1,663
Shionogi & Co., Ltd.	1,100	19,032
Softbank Corp.	500	19,549
Stanley Electric Co., Ltd.	1,100	18,747
Sugi Holdings Co., Ltd.	800	22,643
Sundrug Co., Ltd.	600	19,344
Taisei Corp.	20,000	47,802
Takata Corp.	1,100	32,992
Takeda Pharmaceutical Co., Ltd.	300	14,321
Toagosei Co., Ltd.	9,000	49,919
Tokai Rika Co., Ltd.	2,400	47,230
Toshiba Plant Systems & Services Corp.	4,000	45,931
Toshiba TEC Corp.	9,000	38,345
Toyo Suisan Kaisha, Ltd.	1,000	24,758
Toyoda Gosei Co., Ltd.	500	11,015
Toyota Boshoku Corp.	2,200	37,093
Trend Micro, Inc.	700	21,995
Tsuruha Holdings, Inc.	900	46,412
USS Co., Ltd.	230	18,344
Xebio Co., Ltd.	2,100	49,919
Yahoo Japan Corp.	50	17,744
Yamada Denki Co., Ltd.	500	39,943
Yamatake Corp.	900	20,587

		2,235,777

Luxemburg — 0.3%
ArcelorMittal	552	17,295
Millicom International Cellular SA	94	11,233

		28,528

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — 2.2%
Alfa SAB de CV, Class A	738	$10,815
America Movil SAB de CV, ADR L	1,066	27,503
Cemex SAB de CV, SP ADR*	1,589	11,187
Coca-Cola Femsa SAB de CV, SP ADR	158	15,215
Embotelladoras Arca SAB de CV	2,095	11,600
Fomento Economico Mexicano SAB de CV, SP ADR	126	9,119
Grupo Aeroportuario del Pacifico SAB de CV, ADR	440	18,014
Grupo Bimbo SAB de CV, Class A	4,750	11,416
Grupo Mexico SAB de CV, Class B	7,877	29,059
Grupo Modelo SAB de CV, Class C	3,706	22,879
Grupo Televisa SA, SP ADR*	649	14,401
Industrias Penoles SAB de CV	331	14,267
Kimberly-Clark de Mexico SAB de CV, Class A	2,827	17,582
Telefonos de Mexico SAB de CV, SP ADR L	1,915	30,946

		244,003

Netherlands — 2.2%
ASM International NV	1,242	35,532
ASML Holding NV	1,149	41,250
Koninklijke Ahold NV	2,500	33,365
Koninklijke KPN NV	2,592	37,043
Koninklijke Philips Electronics NV	6	150
Nutreco NV	259	18,050
PostNL NV	3,631	28,430
TNT Express NV*	34	344
TomTom NV*	8,099	38,462
Unilever NV-CVA	220	7,160
Wolters Kluwer NV	465	9,668

		249,454

New Zealand — 0.8%
Sky City Entertainment Group, Ltd.	11,025	35,659
Telecom Corp. of New Zealand, Ltd.	22,071	50,920

		86,579

Norway — 3.1%
Aker Solutions ASA	1,619	28,505
Cermaq ASA*	3,179	44,429
Fred Olsen Energy ASA	1,213	47,039
Kvaerner ASA*	1,888	4,011
Marine Harvest ASA	72,531	42,218
Orkla ASA	100	942

	Number of Shares	Value
COMMON STOCKS — (Continued)
Norway — (Continued)
Renewable Energy Corp. ASA*	25,196	$47,029
Schibsted ASA	533	15,888
Statoil ASA	1,443	35,671
Telenor ASA	1,684	28,211
TGS Nopec Geophysical Co. ASA	1,036	30,382
Yara International ASA	445	25,505

		349,830

Singapore — 1.1%
SembCorp Marine, Ltd.	10,000	44,847
Singapore Airlines, Ltd.	4,000	47,039
Singapore Post, Ltd.	29,000	26,372

		118,258

South Korea — 0.6%
Kangwon Land, Inc.	780	22,158
KT&G Corp.	776	48,284

		70,442

Spain — 1.6%
Antena 3 de Television SA	5,018	39,946
Construcciones y Auxiliar de Ferrocarriles SA	68	38,107
Promotora de Informaciones SA*	3,046	6,193
Prosegur Cia de Seguridad SA, Reg. shares	426	19,606
Tecnicas Reunidas SA	741	32,794
Telefonica SA	743	16,602
Zardoya Otis SA	1,406	20,365

		173,613

Sweden — 3.6%
Alfa Laval AB	20	419
Assa Abloy AB, Class B	635	16,361
Atlas Copco AB, Class A	614	14,551
Axfood AB	652	25,142
Boliden AB	2,504	43,462
Electrolux AB, Class B	2,235	42,239
Getinge AB, Class B	614	16,601
Meda AB, Class A	917	11,325
Modern Times Group AB, Class B	164	11,159
Saab AB, Class B	2,073	45,438
Sandvik AB	1,091	17,463
Scania AB, Class B	1,762	34,392
Securitas AB, Class B	1,668	17,008
SKF AB	1,123	29,684
Svenska Cellulosa AB, Class B	146	2,130

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Sweden — (Continued)
Tele2 AB, Class B	1,749	$37,335
Telefonaktiebolaget LM Ericsson, SP ADR	1,030	12,875
TeliaSonera AB	3,370	25,824

		403,408

Switzerland — 3.7%
Barry Callebaut AG, Reg. shares*	32	33,787
Bucher Industries AG, Reg. shares	187	38,966
Clariant AG, Reg. shares*	2,158	34,109
EMS-Chemie Holding AG, Reg. shares	37	7,898
Forbo Holding AG, Reg. shares*	64	46,269
Galenica AG, Reg. shares	28	18,980
Geberit AG, Reg. shares*	37	8,753
Georg Fischer AG, Reg. shares*	47	25,036
Givaudan SA, Reg. shares*	7	7,680
Kaba Holding AG, Reg. shares, Class B	46	19,053
Kuehne + Nagel International AG, Reg. shares	38	5,330
Kuoni Reisen Holding AG*	7	2,724
Meyer Burger Technology AG*	1,074	37,799
Nestle SA, Reg. shares	171	10,918
Panalpina Welttransport Holding AG, Reg. shares*	360	43,408
Roche Holding AG, SP ADR	807	35,968
Sika AG, Bearer shares	7	16,418
Sonova Holding AG, Reg. shares*	51	4,831
Swisscom AG, Reg. shares	46	22,180

		420,107

Taiwan — 3.9%
Acer, Inc.	29,000	40,178
Asustek Computer, Inc.	3,660	29,447
China Airlines, Ltd.	42,000	24,470
China Steel Chemical Corp.	1,000	5,687
Chunghwa Telecom Co., Ltd., ADR	671	23,324
Compal Electronics, Inc.	32,000	41,504
Coretronic Corp.	17,000	20,045
Evergreen Marine Corp., Ltd.*	32,000	21,917
LITE-ON IT Corp.	11,000	13,275
Lite-On Technology Corp.	31,000	40,530
MediaTek, Inc.	3,000	26,894
Novatek Microelectronics Corp.	5,000	13,993
Richtek Technology Corp.	2,000	12,693

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Simplo Technology Co., Ltd.	2,200	$18,959
Taiwan Mobile Co., Ltd.	7,000	19,251
Tripod Technology Corp.*	9,000	35,737
TSRC Corp.	1,100	2,979
Yageo Corp.	1,000	406
Yang Ming Marine Transport Corp.*	62,000	39,562
Young Fast Optoelectronics Co., Ltd.	2,100	9,758

		440,609

United Kingdom — 10.7%
Aegis Group PLC	135	343
African Barrick Gold, Ltd.	2,360	20,473
AMEC PLC	706	12,214
AstraZeneca PLC, SP ADR	845	40,991
BAE Systems PLC	2,290	11,427
BHP Billiton PLC	522	19,476
Bodycote PLC	1,753	11,090
British American Tobacco PLC, SP ADR	80	7,314
Britvic PLC	415	2,390
BT Group PLC	10,402	34,319
Bunzl PLC	34	431
Cable & Wireless Communications PLC	40,848	24,808
Cable & Wireless Worldwide PLC	54,123	37,197
Carillion PLC	242	1,457
Cobham PLC	2,514	8,406
Compass Group PLC	1,330	12,542
CSR PLC	1,362	6,242
Daily Mail & General Trust PLC, Class A	730	4,924
Debenhams PLC	38,447	42,125
Diageo PLC, SP ADR	50	4,062
Electrocomponents PLC	2,273	8,671
Fenner PLC	1,276	8,120
Firstgroup PLC	5,963	35,677
GKN PLC	3,992	14,724
GlaxoSmithKline PLC, SP ADR	653	29,006
Halfords Group PLC	8,061	42,699
Home Retail Group PLC	21,415	47,665
IMI PLC	624	10,755
Imperial Tobacco Group PLC	479	16,645
Inchcape PLC	7,453	47,638
Inmarsat PLC	2,733	24,225
ITV PLC*	36,939	42,413

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value 400 Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Kesa Electricals PLC	16,436	$35,234
Kingfisher PLC	5,813	24,112
Ladbrokes PLC	15,923	38,552
Marks & Spencer Group PLC	5,949	33,806
Melrose PLC	2,349	13,773
Micro Focus International PLC	7,919	37,696
Mitchells & Butlers PLC*	361	1,627
Mitie Group PLC	8,003	31,488
Morgan Crucible Co. PLC	1,987	10,730
Next PLC	794	30,954
Pearson PLC	193	3,719
Premier Farnell PLC	8,336	26,545
Reckitt Benckiser Group PLC	289	16,399
Reed Elsevier PLC	614	5,583
Rolls-Royce Holdings PLC*	407	4,359
Royal Dutch Shell PLC, Class A	366	13,424
Sage Group PLC (The)	4,596	20,701
Senior PLC	8,783	26,844
Serco Group PLC	396	3,510
Smith & Nephew PLC, SP ADR	119	6,306
Smiths Group PLC	966	17,997
Spectris PLC	417	10,746
Tate & Lyle PLC	3,237	32,385
Tesco PLC	1,294	8,145
Thomas Cook Group PLC	22,332	24,047
Ultra Electronics Holdings PLC	7	181
WH Smith PLC	4,868	40,552
William Hill PLC	9,434	35,756
WS Atkins PLC	1,831	21,369

		1,207,009

	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 0.0%
NII Holdings, Inc.*	102	$4,320

TOTAL COMMON STOCKS (Cost $11,077,761)		10,848,771

EXCHANGE TRADED FUNDS — 1.9%
iShares MSCI EAFE Index Fund	3,791	222,342

TOTAL EXCHANGE TRADED FUNDS (Cost $220,114)		222,342

TOTAL INVESTMENTS - 98.1% (Cost $11,297,875)**		11,071,113
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%.		209,483

NET ASSETS - 100.0%		$11,280,596

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$11,297,875

Gross unrealized appreciation	$508,592
Gross unrealized depreciation	(735,354)

Net unrealized depreciation	$(226,762)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio Holdings Summary Table

July 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Communications	24.0%	$4,156,468
Consumer, Cyclical	20.3	3,510,826
Technology	18.1	3,118,995
Consumer, Non-cyclical	14.2	2,449,690
Industrial	12.0	2,073,190
Basic Materials	6.2	1,074,508
Exchange Traded Funds	1.7	289,262
Diversified	0.7	118,626
Financial.	0.5	83,940
Energy	0.3	60,688
Other Assets in Excess of Liabilities	2.0	337,514

NET ASSETS	100.0%	$17,273,707

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.3%
Australia — 5.4%
Fairfax Media, Ltd.	288,216	$278,638
Flight Centre, Ltd.	496	11,726
Goodman Fielder, Ltd.	305,003	301,568
Mount Gibson Iron, Ltd.*	1,817	3,593
OZ Minerals, Ltd.	12,587	188,477
Seven West Media, Ltd.	30,103	118,395
Tatts Group, Ltd.	11,617	29,609

		932,006

Belgium — 0.5%
Belgacom SA	2,027	70,849
Omega Pharma	376	18,580

		89,429

Brazil — 3.0%
Brasil Telecom SA, Pref. shares	19,686	167,938
Randon Participacoes SA, Pref.shares	9,496	66,007
Redecard SA	394	6,834
Telecomunicacoes de Sao Paulo SA, Pref. shares	7,152	224,358
Vale SA, Pref. shares, Class A	1,682	49,456

		514,593

Canada — 8.1%
Alimentation Couche Tard, Inc., Class B	22	694
Astral Media, Inc., Class A	5,504	210,321
Celestica, Inc.*	290	2,546
CGI Group, Inc., Class A*	4,186	89,915
Jean Coutu Group PJC, Inc. (The), Class A	4,228	53,102
Magna International, Inc.	2,446	119,291
Metro, Inc., Class A	4,105	203,521
Research In Motion, Ltd.*	18,039	450,975
Stantec, Inc.*	769	21,916
Yellow Media, Inc.	110,536	240,635

		1,392,916

China — 2.3%
Dongfeng Motor Group Co., Ltd., Class H	102,000	201,808
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H	632,000	200,294
Zhejiang Expressway Co., Ltd., Class H	2,000	1,409

		403,511

	Number of Shares	Value
COMMON STOCKS — (Continued)
Denmark — 1.8%
H Lundbeck A/S	12,662	$317,719

Finland — 3.0%
Nokia OYJ, SP ADR	59,394	344,485
Orion OYJ, Class B	5,001	121,012
Wartsila OYJ	1,882	54,329

		519,826

France — 6.7%
Havas SA	40,886	192,110
Legrand SA	840	32,728
Metropole Television SA	15,055	344,499
PagesJaunes Groupe	42,626	339,016
Publicis Groupe SA	804	41,006
Sanofi-Aventis SA, ADR	243	9,416
Societe BIC SA	376	35,550
Societe Television Francaise 1	2,405	46,013
Teleperformance	890	23,000
Vivendi SA	3,632	87,181

		1,150,519

Germany — 5.7%
Aixtron SE	10,414	281,023
Freenet AG	21,654	262,049
SMA Solar Technology AG	3,527	324,350
Wincor Nixdorf AG	1,973	123,834

		991,256

Greece — 2.4%
OPAP SA	25,607	424,980

Hong Kong — 0.5%
Orient Overseas International, Ltd.	14,500	82,512

Italy — 4.3%
Ansaldo STS SpA	20,602	199,377
Danieli & C. Officine Meccaniche SpA	7,147	191,527
Gruppo Editoriale L’espresso SpA	15,858	36,982
Maire Tecnimont SpA	37,016	60,688
Recordati SpA	23,581	257,516

		746,090

Japan — 22.9%
Capcom Co., Ltd.	10,900	285,579
Dainippon Screen Manufacturing Co., Ltd.	18,000	141,690
Daito Trust Construction Co., Ltd.	800	77,106
Dena Co., Ltd.	5,100	254,719
Exedy Corp.	800	30,416

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Hakuhodo DY Holdings, Inc.	1,640	$90,644
JGC Corp.	2,000	62,480
KDDI Corp.	1	7,430
Keihin Corp.	5,800	129,358
Kobayashi Pharmaceutical Co., Ltd.	3,100	159,661
Koito Manufacturing Co., Ltd.	14,000	241,683
Kose Corp.	1,800	47,487
NHK Spring Co., Ltd.	8,000	85,523
Nintendo Co., Ltd., ADR L	3,508	69,985
Nippon Electric Glass Co., Ltd.	7,000	88,563
Nitto Denko Corp.	1,800	86,978
NTT DoCoMo, Inc., SP ADR	3,597	66,688
Obic Co., Ltd.	790	156,081
Pacific Metals Co., Ltd.	25,000	187,049
Point, Inc.	4,820	216,629
Sankyo Co., Ltd.	4,900	261,597
Santen Pharmaceutical Co., Ltd.	800	32,214
Sega Sammy Holdings, Inc.	12,200	262,589
Softbank Corp.	3,800	148,574
Sugi Holdings Co., Ltd.	500	14,152
Takeda Pharmaceutical Co., Ltd.	2,700	128,889
Toagosei Co., Ltd.	12,000	66,558
Tokai Rika Co., Ltd.	3,500	68,877
Toshiba TEC Corp.	43,000	183,205
Tsuruha Holdings, Inc.	3,600	185,647
Yamada Denki Co., Ltd.	1,400	111,840

		3,949,891

Mexico — 2.5%
America Movil SAB de CV, ADR L	2,809	72,472
Grupo Mexico SAB de CV, Class B	79,180	292,103
Telefonos de Mexico SAB de CV, SP ADR L	3,963	64,042

		428,617

Netherlands — 5.6%
ASM International NV	9,131	261,227
ASML Holding NV	11,063	397,174
TomTom NV*	63,809	303,027

		961,428

Norway — 0.4%
Cermaq ASA*	4,881	68,216

South Korea — 1.8%
KT&G Corp.	4,981	309,925

	Number of Shares	Value
COMMON STOCKS — (Continued)
Spain — 2.7%
Antena 3 de Television SA	17,948	$142,874
Construcciones y Auxiliar de
Ferrocarriles SA	199	111,518
Tecnicas Reunidas SA	4,706	208,272

		462,664

Switzerland — 1.2%
Meyer Burger Technology AG*	4,105	144,474
Panalpina Welttransport Holding AG, Reg. shares*	593	71,502

		215,976

Taiwan — 3.8%
Acer, Inc.	162,000	224,442
Compal Electronics, Inc.	117,000	151,750
LITE-ON IT Corp.	56,000	67,583
MediaTek, Inc.	13,000	116,540
Tripod Technology Corp.*	17,000	67,504
Young Fast Optoelectronics Co., Ltd.	8,399	39,030

		666,849

United Kingdom — 11.7%
AstraZeneca PLC, SP ADR	8,303	402,778
Halfords Group PLC	49,980	264,741
ITV PLC*	245,212	281,550
Ladbrokes PLC	57,522	139,268
Micro Focus International PLC	58,281	277,428
Mitie Group PLC	30,150	118,626
Next PLC	2,267	88,377
WH Smith PLC	18,028	150,179
William Hill PLC	74,602	282,748
WS Atkins PLC	1,055	12,313

		2,018,008

TOTAL COMMON STOCKS (Cost $17,852,274)		16,646,931

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Formula Investing International Value Select Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 1.7%
iShares MSCI EAFE Index Fund	4,932	$289,262

TOTAL EXCHANGE TRADED FUNDS (Cost $285,741)		289,262

TOTAL INVESTMENTS - 98.0% (Cost $18,138,015)**		16,936,193
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		337,514

NET ASSETS - 100.0%		$17,273,707

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$18,138,015

Gross unrealized appreciation	$675,275
Gross unrealized depreciation	(1,877,097)

Net unrealized depreciation	$(1,201,822)

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund, Formula Investing U.S. Value Select Fund, Formula Investing International Value 400 Fund, and Formula Investing International Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets carried at fair value:

	$031,426,452	$031,426,452	$031,426,452	$031,426,452
Funds	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$31,426,452	$31,426,452	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$72,657,670	$72,657,670	$—	$—

Formula Investing International Value 400 Fund:
Investments in Securities*	$11,071,113	$11,071,113	$—	$—

Formula Investing International Value Select Fund:
Investments in Securities*	$16,936,193	$16,936,193	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

LATEEF FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 83.3%
Aerospace & Defense — 5.9%
Rockwell Collins, Inc.	327,429	$18,038,064

Commercial Services — 24.8%
Accenture PLC, Class A	327,520	19,369,533
MasterCard, Inc., Class A	71,137	21,572,295
Robert Half International, Inc.	747,009	20,453,106
Visa, Inc., Class A	167,364	14,316,317

		75,711,251

Computers — 15.8%
Apple, Inc.*	38,198	14,915,555
EMC Corp.*	548,169	14,296,247
Teradata Corp.*	343,232	18,864,031

		48,075,833

Diversified Financial Services — 5.0%
Affiliated Managers Group, Inc.*	144,856	15,112,826

Lodging — 4.7%
Starwood Hotels & Resorts Worldwide, Inc.	261,547	14,374,623

Media — 4.8%
Scripps Networks Interactive, Inc., Class A	313,011	14,504,930

Oil & Gas — 6.5%
Suncor Energy, Inc.	518,241	19,807,171

Pharmaceuticals — 4.8%
Express Scripts, Inc.*	270,050	14,652,913

Software — 2.3%
ANSYS, Inc.*	137,851	6,975,261

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunications — 6.4%
Qualcomm, Inc.	357,283	$19,571,963

Transportation — 2.3%
C.H. Robinson Worldwide, Inc.	38,775	2,803,820
Expeditors International of Washington, Inc.	90,123	4,300,669

		7,104,489

TOTAL COMMON STOCKS (Cost $215,446,687)		253,929,324

TOTAL INVESTMENTS - 83.3% (Cost $215,446,687)**		253,929,324
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%		50,886,091

NET ASSETS - 100.0%		$304,815,415

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$215,446,687

Gross unrealized appreciation	42,218,236
Gross unrealized depreciation	(3,735,599)

Net unrealized appreciation	$38,482,637

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$253,929,324	$253,929,324	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 96.7%
Arizona — 2.4%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 0.00%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	4,721,850

California — 0.9%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	1,802,850

Florida — 2.3%
Orlando Utilities Commission, Water and Electric Revenue,Series D, ETM, 6.75%, 10/01/17	3,725,000	4,369,649

Georgia — 4.0%
Municipal Electric Authority Power Revenue, Series W, ETM, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	390,000	502,862
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	6,350,000	7,314,629

		7,817,491

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — 73.4%
County of Kauai GO, Series A, Callable 8/01/21 at 100, 3.25%, 08/01/23	1,000,000	988,240
Hawaii County GO, Series A, 5.60%, 05/01/13, (NATL-RE, FGIC Insured)	605,000	657,744
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,968,589
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	644,248
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,901,661
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,505,815
Hawaii Housing Finance & Development Corp, Multi-Family Housing, HSG-Kuhio Park Terrace, Series B, Callable 04/01/2013 at 100, 1.25%, 10/01/13, (FHLMC Insured)	1,000,000	1,002,130
Hawaii State Airports System Revenue, AMT, Callable 07/01/11 at 100, 5.63%, 07/01/18, (NATL-RE, FGIC Insured)	3,000,000	3,006,750
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, (NATL-RE, IBC Insured)	3,405,000	3,597,995

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,000,000	1,071,980
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., AMT, Callable 09/07/10 at 101, 5.70%, 07/01/20, (AMBAC Insured)	3,000,000	3,001,170
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, Callable 09/07/10 at 101, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,005,920
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Inc., Series A, AMT, Callable 10/01/12 at 101, 5.65%, 10/01/27, (NATL-RE Insured)	3,000,000	2,980,920
Hawaii State Department of Hawaiian Home Lands Revenue, 4.50%, 04/01/13	500,000	520,730

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	546,365
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	836,814
Hawaii State GO, Series BZ, 6.00%, 10/01/12, (FGIC-TCRS Insured)	2,000,000	2,130,580
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,435,000	1,567,551
Hawaii State GO, Series CM, 6.50%, 12/01/13, (NATL-RE, FGIC Insured)	5,000,000	5,667,100
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	650,000	755,281
Hawaii State GO, Series DB, ETM, 5.00%, 09/01/12, (NATL-RE Insured)	505,000	531,083
Hawaii State GO, Series DB, Unrefunded Portion, 5.00%, 09/01/12, (NATL-RE Insured)	2,020,000	2,122,757
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,099,990

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,711,991
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,062,480
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	1,000,000	1,149,390
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	875,000	966,893
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,719,400
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,223,320
Hawaii State GO, Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/23	3,000,000	3,375,600
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,745,310
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,800,000	2,129,526
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,533,520
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,061,980

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,235,920
Hawaii State Harbor System Revenue, Series B, AMT, Callable 07/01/12 at 100, 5.50%, 07/01/19, (AMBAC Insured)	1,500,000	1,523,520
Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purpose Revenue, Series A, AMT, Callable 09/07/10 at 100, 5.40%, 07/01/29, (FNMA Insured)	1,420,000	1,420,241
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE, FGIC Insured)	1,000,000	1,068,880
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,577,475

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,440,751
Honolulu City & County GO, ETM, 6.00%, 12/01/11, (FGIC-TCRS Insured)	2,320,000	2,364,451
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,893,400
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	7,009,500
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,476,240
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,228,848
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,000,000	5,316,900

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,345,253
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,102,740
Honolulu City & County GO, Series A, ETM, 5.75%, 04/01/13, (FGIC-TCRS Insured)	850,000	925,956
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/12, (FGIC-TCRS Insured)	1,865,000	1,932,961
Honolulu City & County GO, Series A, Unrefunded Portion, 5.75%, 04/01/13, (FGIC-TCRS Insured)	3,345,000	3,632,770
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	200,000	211,708
Honolulu City & County GO, Series B, ETM, 5.00%, 10/01/13	630,000	692,294
Honolulu City & County GO, Series B, Unrefunded Portion, 5.25%, 10/01/12, (FGIC-TCRS Insured)	640,000	676,384

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,219,040
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured).	4,115,000	4,457,615
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/19 at 100, 5.00%, 07/01/21	1,000,000	1,134,620
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,635,800
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,135,260

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series A, 1st Board Resolution, Callable at 07/01/19 at 100, 5.00%, 07/01/27	2,565,000	2,757,195
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,117,970
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,278,014
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,524,316
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/16, (FGIC Insured)	1,000,000	1,050,280
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/22, (FGIC Insured)	1,205,000	1,265,587
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/29, (FGIC Insured)	1,500,000	1,575,420

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.13%, 07/15/32, (FGIC Insured)	1,605,000	1,679,986

		142,698,118

Illinois — 3.8%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	2,000,000	2,219,880
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	4,665,000	5,102,624

		7,322,504

Kentucky — 0.7%
Kentucky State Property & Building Commission Revenue, Project No. 73, Second Series, Callable 11/01/12 at 100, 5.50%, 11/01/16, (AGM Insured)	1,250,000	1,325,325

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — 1.4%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,792,350

North Carolina — 0.5%
Mecklenburg County GO, Series A, 5.00%, 08/01/19	750,000	900,743

Ohio — 0.7%
Hamilton County Sales Tax Revenue, Series B, Unrefunded Portion, Callable 12/01/10 at 100, 5.25%, 12/01/18, (AMBAC Insured)	205,000	205,574
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,166,900

		1,372,474

Texas — 3.9%
Bexar County GO, Series A, Callable 06/15/19 at 100, 5.00%, 06/15/23	1,000,000	1,135,440
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,519,377

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Grapevine GO, Series A, Callable 02/15/15 at 100, 5.00%, 08/15/24, (NATL-RE Insured)	2,345,000	2,463,305
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,361,040

		7,479,162

Washington — 2.7%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,259,380
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,076,520

		5,335,900

TOTAL MUNICIPAL BONDS (Cost $179,313,211)		187,938,416

	Shares
REGISTERED INVESTMENT COMPANY — 2.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	5,244,518	5,244,518

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,244,518)		5,244,518

Value ($)
TOTAL INVESTMENTS - 99.4% (Cost $184,557,729)*	193,182,934
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,211,296

NET ASSETS - 100.0%	$194,394,230

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2011.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$184,557,729

Gross unrealized appreciation	9,427,510
Gross unrealized depreciation	(802,305)

Net unrealized appreciation	$8,625,205

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HSG	Housing
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	National Reinsurance Corp.
PSF-GTD	Public School Funding Guaranty

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

SCSDE	South Carolina School Discount Enhancement
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 94.6%
Arizona — 1.0%
Vistancia Community Facilities District GO, 4.00%, 07/15/13	500,000	511,495

Florida — 1.5%
Highlands County Health Facilities Authority Revenue, Series G, ETM, 5.00%, 11/15/11	25,000	25,325
Highlands County Health Facilities Authority Revenue, Series G, Unrefunded Portion, 5.00%, 11/15/11	755,000	764,430

		789,755

Georgia — 3.0%
Georgia State GO, Series C, 5.50%, 07/01/12	500,000	524,060
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series A, 5.00%, 07/01/12, (AMBAC Insured)	1,000,000	1,041,510

		1,565,570

Guam — 3.0%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,572,156

Hawaii — 56.1%
Hawaii County GO, Series A, 5.00%, 03/01/15	400,000	454,428
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	446,444

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	499,160
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12	275,000	290,716
Hawaii State Airports System Revenue, Second Series, AMT, ETM, 6.90%, 07/01/12, (NATL-RE, IBC Insured)	310,000	327,571
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,061,680
Hawaii State GO, Series CH, 4.75%, 11/01/13, (NATL-RE, IBC Insured)	1,000,000	1,092,370
Hawaii State GO, Series CY, 5.75%, 02/01/13, (AGM Insured)	1,500,000	1,615,935
Hawaii State GO, Series CZ, 5.25%, 07/01/12, (AGM Insured)	2,000,000	2,090,380
Hawaii State GO, Series CZ, Prerefunded 07/01/12 at 100, 5.50%, 07/01/14, (AGM Insured)	1,275,000	1,336,480
Hawaii State GO, Series CZ, Prerefunded 07/01/12 at 100, 5.25%, 07/01/15, (AGM Insured)	1,000,000	1,045,940

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS —(Continued)
Hawaii — (Continued)
Hawaii State GO, Series CZ, Prerefunded 07/01/12 at 100, 5.25%, 07/01/20, (AGM Insured)	1,000,000	1,045,470
Hawaii State GO, Series DA, Prerefunded 09/01/13 at 100, 5.25%, 09/01/17, (NATL-RE Insured)	1,010,000	1,111,253
Hawaii State GO, Series DE, 5.00%, 10/01/12, (NATL-RE Insured)	1,000,000	1,053,710
Hawaii State GO, Series DG, 5.00%, 07/01/13, (AMBAC Insured)	1,000,000	1,083,880
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	1,000,000	1,139,410
Hawaii State GO, Series DO, 3.00%, 08/01/12	1,100,000	1,129,579
Hawaii State GO, Series DQ, 4.00%, 06/01/13	1,000,000	1,062,270
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,000,000	1,089,880
Hawaii State Highway Revenue Bonds, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	597,975

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing & Community Development Corp. Rental Housing System Revenue, Series A, 3.70%, 07/01/13, (AGM Insured)	1,055,000	1,082,050
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	561,985
Honolulu City & County GO, Series B, 5.50%, 07/01/13, (FSA Insured)	1,000,000	1,093,770
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	733,500
Honolulu City & County GO, Series B, ETM, 5.25%, 10/01/12	800,000	846,832
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	810,927
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,284,529
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured).	535,000	605,262

See accompanying Notes to the Quarterly Portfolio of Investments

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	278,727
Honolulu City & County Waste Water System Revenue, Series A, 4.00%, 07/01/13	500,000	527,540
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	500,000	556,610
University of Hawaii System Revenue, Series A, Prerefunded 07/15/12 at 100, 5.50%, 07/15/16, (FGIC Insured)	1,090,000	1,144,805

		29,101,068

Illinois — 1.0%
Chicago Midway Airport Revenue, Second Lien, Series B, 5.00%, 01/01/12, (AMBAC Insured)	500,000	507,785

Indiana — 1.0%
Northwest Allen County Middle School Building Corp. Revenue, First Mortgage, Callable 07/15/13 at 100, 5.25%, 07/15/18, (NATL-RE, State Aid Withholding Insured)	500,000	530,130

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Michigan — 1.5%
Michigan State Hospital Finance Authority Revenue, Oakwood Obligated Group, 5.50%, 11/01/12	750,000	787,500

Minnesota — 3.0%
Minnesota State GO, Callable 08/01/12 at 100, 5.00%, 08/01/16	1,500,000	1,569,180

New York — 4.0%
New York City GO, Series C, 4.25%, 01/01/12	1,000,000	1,016,720
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.25%, 04/01/12, (AMBAC Insured)	1,000,000	1,033,280

		2,050,000

North Carolina — 2.2%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,122,880

Ohio — 2.1%
Ohio State GO, Prerefunded 06/15/13 at 100, 5.00%, 06/15/16	1,000,000	1,085,460

Pennsylvania — 3.1%
Pennsylvania Higher Educational Facilities Authority Revenue, Temple University, 5.00%, 04/01/16, (NATL-RE Insured)	500,000	567,860

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Philadelphia Water & Waste Water Revenue, Series B, 5.50%, 11/01/11, (NATL-RE, FGIC Insured).	1,030,000	1,042,947

		1,610,807

Puerto Rico — 3.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, ETM, 6.25%, 07/01/13, (NATL-RE, IBC, Commonwealth Guaranteed Insured)	1,200,000	1,333,512
Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, Prerefunded 07/01/12 at 100, 5.75%, 07/01/41	500,000	524,775

		1,858,287

Tennessee — 3.3%
Sullivan County Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, Prerefunded 09/01/12 at 101, 6.25%, 09/01/32	480,000	515,765
Wilson County GO, 5.00%, 04/01/12, (NATL-RE Insured)	1,135,000	1,170,821

		1,686,586

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 0.9%
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	463,573

Washington — 1.9%
Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, Callable 10/01/11 at 100, 5.63%, 10/01/14, (NATL-RE Insured)	1,000,000	1,008,810

Wisconsin — 2.4%
Waukesha GO, Series A, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	1,095,000	1,229,116

TOTAL MUNICIPAL BONDS (Cost $47,937,366)		49,050,158

	Shares
REGISTERED INVESTMENT COMPANY — 6.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	3,456,033	3,456,033

TOTAL REGISTERED INVESTMENT COMPANY (Cost $3,456,033)		3,456,033

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

Value
TOTAL INVESTMENTS - 101.3% (Cost $51,393,399)*	$52,506,191
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(668,370)

NET ASSETS - 100.0%	$51,837,821

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2011.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$51,393,399

Gross unrealized appreciation	1,126,868
Gross unrealized depreciation	(14,076)

Net unrealized appreciation	$1,112,792

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Service Authority
GO	General Obligation
IBC	Insurance Bond Certificate
LOC	Letter of Credit
NATL-RE	National Reinsurance Corp.

.

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

14

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets at fair value:

Funds	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$187,938,416	$—	$187,938,416	$—
Registered Investment Company	5,244,518	5,244,518	—	—

Total	$193,182,934	$5,244,518	$187,938,416	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$49,050,158	$—	$49,050,158	$—
Registered Investment Company	3,456,033	3,456,033	—	—

Total	$52,506,191	$3,456,033	$49,050,158	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

15

PEMBERWICK FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 55.7%
Basic Materials — 0.0%
Nucor Corp. 5.00%, 12/01/2012	$15,000	$15,814
Praxair, Inc. 1.75%, 11/15/2012	40,000	40,579

		56,393

Communications — 0.2%
AT&T, Inc. 5.88%, 08/15/2012	40,000	42,136
BellSouth Corp. 5.20%, 09/15/2014	90,000	99,709
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 02/01/2014	75,000	82,867
eBay, Inc. 1.63%, 10/15/2015	20,000	19,969
Verizon Communications, Inc. 4.35%, 02/15/2013	55,000	57,875
Walt Disney Co. (The) 6.38%, 03/01/2012	55,000	56,904

		359,460

Consumer, Cyclical — 0.1%
PACCAR, Inc. 6.38%, 02/15/2012	20,000	20,590
Target Corp. 4.00%, 06/15/2013	45,000	47,832
Wal-Mart Stores, Inc. 4.55%, 05/01/2013	40,000	42,779
Wal-Mart Stores, Inc. 7.25%, 06/01/2013	15,000	16,791
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	25,972

		153,964

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — 0.2%
Abbott Laboratories 2.70%, 05/27/2015	$.15,000	$15,813
Baxter International, Inc. 1.80%, 03/15/2013	10,000	10,179
Bottling Group LLC 4.63%, 11/15/2012	10,000	10,524
Bottling Group LLC 6.95%, 03/15/2014	45,000	51,929
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,199
Coca-Cola Enterprises, Inc. 8.50%, 02/01/2012	15,000	15,602
PepsiCo, Inc. 3.75%, 03/01/2014	65,000	69,697
Procter & Gamble Co. (The) 4.95%, 08/15/2014	55,000	61,881

		270,824

Energy — 0.1%
BP Capital Markets PLC 5.25%, 11/07/2013	45,000	48,927
ConocoPhillips Australia Funding Co. 5.50%, 04/15/2013	50,000	54,012
Shell International Finance BV 1.88%, 03/25/2013	5,000	5,118
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,812
Shell International Finance BV 3.10%, 06/28/2015	50,000	53,408

		172,277

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — 54.5%
Allstate Life Global Funding Trusts 5.38%, 04/30/2013	$30,000	$32,326
Bank of America Corp. 0.75%, 09/11/2012 (a)	2,000,000	1,996,800
Bank of America Corp. 5.38%, 09/11/2012	300,000	313,544
Bank of America Corp. 0.58%, 09/15/2014 (a)	2,000,000	1,930,758
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,051
Bank of America Corp. 8.13%, 05/15/2018 (b)	1,530,000	1,577,675
Bank of New York Mellon Corp. (The) 4.95%, 11/01/2012	25,000	26,327
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	81,679
Barclays Bank PLC 5.20%, 07/10/2014	100,000	108,320
BB&T Corp. 3.20%, 03/15/2016	15,000	15,517
Berkshire Hathaway Finance Corp. 4.60%, 05/15/2013	85,000	90,583
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	100,316
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,498
Blackrock, Inc. 3.50%, 12/10/2014	40,000	42,721

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Branch Banking & Trust Co. 4.88%, 01/15/2013	$100,000	$104,962
Caterpillar Financial Services Corp. 4.70%, 03/15/2012	50,000	51,318
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	16,928
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,808
Charles Schwab Corp. (The) 4.95%, 06/01/2014	20,000	22,035
Citigroup Funding, Inc. 2.13%, 07/12/2012	400,000	407,145
Citigroup, Inc. 5.50%, 04/11/2013	200,000	212,150
Citigroup, Inc. 6.00%, 12/13/2013	100,000	108,600
Citigroup, Inc. 0.38%, 03/07/2014 (a)	2,000,000	1,940,694
Citigroup, Inc. 0.55%, 11/05/2014 (a)	2,525,000	2,421,912
Citigroup, Inc. 6.01%, 01/15/2015	50,000	55,656
Citigroup, Inc. 0.52%, 06/09/2016 (a)	2,000,000	1,819,330
CME Group, Inc. 5.40%, 08/01/2013	40,000	43,459
CME Group, Inc. 5.75%, 02/15/2014	20,000	22,309
Countrywide Financial Corp. 0.71%, 05/07/2012 (a)	5,700,000	5,695,503
Credit Suisse USA, Inc. 6.13%, 11/15/2011	127,000	128,921

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse USA, Inc. 5.13%, 01/15/2014	$.50,000	$54,649
Deutsche Bank AG London 5.38%, 10/12/2012	100,000	105,194
Deutsche Bank AG London 4.88%, 05/20/2013	40,000	42,400
General Electric Capital Corp. 5.00%, 11/15/2011	108,000	109,433
General Electric Capital Corp. 4.15%, 05/15/2012	1,000,000	1,016,497
General Electric Capital Corp. 0.34%, 05/29/2012 (a)	1,400,000	1,395,276
General Electric Capital Corp. 5.45%, 01/15/2013	375,000	399,079
General Electric Capital Corp. 0.37%, 03/20/2013 (a)	4,000,000	3,929,048
General Electric Capital Corp. 0.38%, 06/20/2013 (a)	2,000,000	1,967,534
General Electric Capital Corp. 1.25%, 09/23/2013 (a)	406,000	411,014
General Electric Capital Corp. 0.37%, 12/17/2013 (a)	1,400,000	1,384,174
General Electric Capital Corp. 0.37%, 12/20/2013 (a)	1,575,000	1,549,743

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 0.38%, 03/20/2014 (a)	$4,500,000	$4,418,046
General Electric Capital Corp. 5.65%, 06/09/2014	35,000	38,742
General Electric Capital Corp. 0.40%, 09/15/2014 (a)	1,400,000	1,369,238
General Electric Capital Corp. 2.25%, 11/09/2015	127,000	127,704
Goldman Sachs Group, Inc. (The) 4.75%, 07/15/2013	45,000	47,595
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/2013	30,000	32,095
Goldman Sachs Group, Inc. (The) 5.00%, 10/01/2014	100,000	107,787
Goldman Sachs Group, Inc. (The) 0.75%, 01/12/2015 (a)	3,400,000	3,285,563
Goldman Sachs Group, Inc. (The) 0.65%, 07/22/2015 (a)	400,000	382,062
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	92,755
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	70,937

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Hartford Life Global Funding Trusts 0.43%, 06/16/2014 (a)	$700,000	$683,687
HSBC Finance Corp. 6.38%, 10/15/2011	1,000,000	1,011,568
HSBC Finance Corp. 0.60%, 09/14/2012 (a)	2,000,000	1,995,146
HSBC Finance Corp. 0.50%, 01/15/2014 (a)	5,000,000	4,915,195
HSBC Finance Corp. 0.68%, 06/01/2016 (a)	2,000,000	1,883,694
HSBC Holdings PLC 5.25%, 12/12/2012	225,000	236,552
John Deere Capital Corp. 5.40%, 10/17/2011	50,000	50,530
John Deere Capital Corp. 4.95%, 12/17/2012	15,000	15,901
John Deere Capital Corp. 4.90%, 09/09/2013	50,000	54,141
Morgan Stanley 2.00%, 09/22/2011	200,000	200,527
Morgan Stanley 2.76%, 05/14/2013 (a)	2,000,000	2,039,658
Morgan Stanley 0.55%, 01/09/2014 (a)	4,000,000	3,873,516
Morgan Stanley 4.20%, 11/20/2014	250,000	260,100
Morgan Stanley 0.73%, 10/15/2015 (a)	1,000,000	939,566
Morgan Stanley 0.70%, 10/18/2016 (a)	2,500,000	2,293,363
National City Bank 0.60%, 12/15/2016 (a)	2,000,000	1,887,990
Northern Trust Corp. 5.50%, 08/15/2013	75,000	81,921

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
PNC Funding Corp. 0.45%, 01/31/2014 (a)	$2,000,000	$1,986,186
Protective Life Secured Trusts 5.45%, 09/28/2012	40,000	41,741
Royal Bank of Scotland PLC 2.68%, 08/23/2013 (a)	640,000	652,926
State Street Corp. 4.30%, 05/30/2014	35,000	38,047
State Street Corp. 2.88%, 03/07/2016	10,000	10,320
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	58,030
U.S. Bancorp 2.88%, 11/20/2014	75,000	78,366
U.S. Bancorp 3.15%, 03/04/2015	25,000	26,289
U.S. Bancorp 2.45%, 07/27/2015	15,000	15,371
US Bank NA 0.53%, 10/14/2014 (a)	2,000,000	1,986,428
Wachovia Bank NA 4.80%, 11/01/2014	1,000,000	1,073,638
Wachovia Bank NA 0.65%, 11/03/2014 (a)	7,000,000	6,777,785
Wachovia Corp. 2.02%, 05/01/2013 (a)	1,000,000	1,023,042
Wachovia Corp. 5.50%, 05/01/2013	55,000	59,230
Wachovia Corp. 4.88%, 02/15/2014	100,000	107,131
Wells Fargo & Co. 3.75%, 10/01/2014	200,000	212,214
Wells Fargo & Co. 7.98%, 03/15/2018 (b)	3,500,000	3,766,875

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo Capital XV 9.75%, 09/26/2013 (b)	$2,000,000	$2,127,500

		84,216,584

Industrial — 0.1%
Boeing Co. (The) 5.00%, 03/15/2014	65,000	71,813
Caterpillar, Inc. 7.00%, 12/15/2013	20,000	22,803
Danaher Corp. 1.30%, 06/23/2014	24,000	24,290
Emerson Electric Co. 5.00%, 12/15/2014	40,000	45,106
Honeywell International, Inc. 4.25%, 03/01/2013	20,000	21,152
United Technologies Corp. 6.10%, 05/15/2012	20,000	20,889

		206,053

Technology — 0.4%
Dell, Inc. 3.10%, 04/01/2016	50,000	52,088
Electronic Data Systems LLC 6.00%, 08/01/2013	200,000	219,570
International Business Machines Corp. 4.75%, 11/29/2012	70,000	74,031
International Business Machines Corp. 6.50%, 10/15/2013	100,000	112,032
Microsoft Corp. 2.95%, 06/01/2014	25,000	26,576
Oracle Corp. 4.95%, 04/15/2013	49,000	52,564

		536,861

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — 0.1%
Alabama Power Co. 5.80%, 11/15/2013	$35,000	$38,716
Duke Energy Carolinas LLC 5.75%, 11/15/2013	55,000	60,976
Northern States Power Co. 8.00%, 08/28/2012	5,000	5,395

		105,087

TOTAL CORPORATE BONDS AND NOTES (Cost $85,088,549)		86,077,503

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	41,882

TOTAL GOVERNMENT BONDS (Cost $39,986)		41,882

COLLATERALIZED MORTGAGE OBLIGATIONS —4.4%
Government National Mortgage Association — 0.3%
Series 2002-22, Class GF 6.50%, 03/20/2032	115,775	131,369
Series 2002-51, Class D 6.00%, 07/20/2032	168,696	190,591
Series 2008-50, Class NA 5.50%, 03/16/2037	87,448	96,203

		418,163

Federal National Mortgage Association REMICS —1.4%
Series 2008-26, Class VJ 5.00%, 03/25/2018	157,691	171,243
Series 2004-81, Class KD 4.50%, 07/25/2018	90,000	93,864
Series 2003-92, Class PE 4.50%, 09/25/2018	100,000	109,338

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS —(Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2008-54, Class EA 5.00%, 07/25/2019	$61,675	$67,491
Series 2005-91, Class DA 4.50%, 10/25/2020	45,765	48,467
Series 2002-91, Class LC 5.00%, 06/25/2022	25,266	26,174
Series 2004-65, Class EJ 5.00%, 05/25/2023	78,530	81,518
Series 2003-80, Class YE 4.00%, 06/25/2023	77,320	81,334
Series 2007-27, Class MQ 5.50%, 04/25/2027	63,112	70,077
Series 2005-59, Class PB 5.50%, 10/25/2028	69,522	70,498
Series 2005-22, Class UC 5.50%, 01/25/2031	90,786	92,649
Series 2003-21, Class PJ 4.50%, 12/25/2031	58,912	61,279
Series 2003-47, Class PD 5.50%, 09/25/2032	84,962	90,310
Series 2005-12, Class JE 5.00%, 09/25/2033	250,000	274,202
Series 2006-59, Class DA 6.50%, 12/25/2033	8,196	8,362
Series 2007-24, Class GA 5.50%, 01/25/2034	51,263	53,109
Series 2005-16, Class PE 5.00%, 03/25/2034	100,000	108,122
Series 2005-48, Class AR 5.50%, 02/25/2035	147,567	162,525
Series 2005-62, Class CQ 4.75%, 07/25/2035	112,226	119,173

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-84, Class TG 5.00%, 09/25/2035	$57,858	$63,179
Series 2010-64, Class EH 5.00%, 10/25/2035	214,520	231,586
Series 2005-83, Class LA 5.50%, 10/25/2035	80,002	89,764
Series 2007-39, Class NA 4.25%, 01/25/2037	70,670	73,433

		2,247,697

Federal Home Loan Mortgage Corporation REMICS — 2.7%
Series 2777, Class VX 5.00%, 04/15/2015	80,544	86,070
Series 2630, Class HB 3.50%, 01/15/2017	51,062	51,515
Series 2542, Class ES 5.00%, 12/15/2017	103,160	111,613
Series 2564, Class HJ 5.00%, 02/15/2018	67,210	72,844
Series 2611, Class UH 4.50%, 05/15/2018	119,010	126,050
Series 2617, Class GR 4.50%, 05/15/2018	121,524	130,200
Series 2627, Class MC 4.50%, 05/15/2018	200,000	216,477
Series 2617, Class TK 4.50%, 06/15/2018	163,102	175,139
Series 2649, Class KA 4.50%, 07/15/2018	147,562	158,491
Series 2677, Class JA 5.00%, 09/15/2018	31,411	33,661
Series 2693, Class PE 4.50%, 10/15/2018	100,000	109,637

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2746, Class EG 4.50%, 02/15/2019	$200,000	$215,207
Series 2780, Class JG 4.50%, 04/15/2019	28,130	29,961
Series 2814, Class GB 5.00%, 06/15/2019	62,123	65,936
Series 3461, Class BV 5.00%, 06/15/2019	115,831	125,621
Series 3558, Class AW 4.75%, 08/15/2019	71,517	75,162
Series 2729, Class CM 4.50%, 12/15/2020	33,755	34,073
Series 2639, Class UG 4.00%, 03/15/2022	108,561	113,736
Series 2639, Class UH 4.25%, 03/15/2022	93,362	98,249
Series 2542, Class OB 5.00%, 05/15/2022	48,258	49,873
Series 2503, Class JV 5.50%, 05/15/2022	183,557	195,028
Series 2924, Class EH 5.25%, 03/15/2024	87,504	93,404
Series 3087, Class JB 5.50%, 03/15/2024	43,659	45,721
Series 3002, Class YD 4.50%, 07/15/2025	89,482	96,827
Series 3145, Class KB 5.00%, 11/15/2027	135,876	138,231
Series 3104, Class QB 5.00%, 01/15/2029	95,216	96,779
Series 2890, Class PC 5.00%, 07/15/2030	80,000	83,070

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2691, Class ME 4.50%, 04/15/2032	$100,000	$108,143
Series 2741, Class GF 5.50%, 05/15/2032	38,621	40,263
Series 2735, Class OG 5.00%, 08/15/2032	105,000	112,458
Series 2764, Class TE 5.00%, 10/15/2032	160,000	175,280
Series 2802, Class OA 4.50%, 12/15/2032	65,873	67,995
Series 2760, Class PD 5.00%, 12/15/2032	243,000	263,635
Series 2655, Class QA 5.00%, 02/15/2033	26,793	28,730
Series 2827, Class TE 5.00%, 04/15/2033	260,000	286,225
Series 3204, Class MA 5.50%, 02/15/2034	48,077	49,959
Series 2881, Class AE 5.00%, 08/15/2034	95,121	103,394
Series 2933, Class HD 5.50%, 02/15/2035	111,578	124,282

		4,188,939

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,734,093)		6,854,799

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal Home Loan Bank — 2.9%
1.00%, 12/28/2011	1,450,000	1,454,940
5.31%, 12/28/2012	300,000	320,878

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS —(Continued)
Federal Home Loan Bank — (Continued)
1.88%, 06/21/2013	$1,300,000	$1,335,634
2.63%, 09/13/2013	25,000	26,121
4.88%, 12/13/2013	500,000	549,927
1.38%, 05/28/2014	255,000	259,702
5.38%, 06/13/2014	315,000	356,287
3.13%, 03/11/2016	100,000	107,547

		4,411,036

Federal Home Loan Mortgage Corporation — 3.1%
2.13%, 03/23/2012	1,000,000	1,011,512
1.75%, 06/15/2012	2,000,000	2,024,976
1.00%, 08/28/2012	750,000	755,306
4.13%, 09/27/2013	250,000	269,341
5.00%, 01/30/2014	450,000	498,205
5.25%, 04/18/2016	200,000	233,616

		4,792,956

Federal National Mortgage Association — 3.6%
4.88%, 05/18/2012	500,000	516,909
4.00%, 04/15/2013	1,000,000	1,060,988
1.00%, 09/23/2013	1,150,000	1,161,093
4.13%, 04/15/2014	900,000	981,836
5.00%, 12/01/2014 Pool #255598	61,308	63,874
2.38%, 07/28/2015	350,000	366,486
1.50%, 10/28/2015	150,000	150,679
2.25%, 03/15/2016	500,000	517,375
5.00%, 03/15/2016	100,000	115,768
6.00%, 09/01/2019 Pool #735439	39,716	43,166
5.50%, 06/01/2020 Pool #888601	53,890	58,508
5.00%, 05/01/2023 Pool #254762	83,926	91,310

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS —(Continued)
Federal National Mortgage Association — (Continued)
5.50%, 01/01/2024 Pool #AD0471	$88,001	$95,487
5.00%, 07/01/2024 Pool #255320	43,082	46,765
5.00%, 12/01/2025 Pool #256045	201,910	216,874
7.00%, 04/01/2037 Pool #888366	55,896	64,568

		5,551,686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,566,889)		14,755,678

ASSET BACKED SECURITIES — 4.7%
Ally Auto Receivables Trust, Series 2010-1, Class A3 1.45%, 05/15/2014	24,534	24,688
Ally Auto Receivables Trust, Series 2010-4, Class A3 0.91%, 11/17/2014	107,000	107,199
Ally Auto Receivables Trust, Series 2010-2, Class A4 2.09%, 05/15/2015	100,000	102,554
Ally Auto Receivables Trust, Series 2010-3, Class A4 1.55%, 08/17/2015	38,000	38,550
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class A2 0.97%, 01/15/2013	269	269

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
ASSET BACKED SECURITIES — (Continued)
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class A3 1.66%, 03/17/2014	$15,000	$15,052
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3 1.71%, 08/08/2014	110,000	110,911
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51%, 07/06/2017	255,000	265,619
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4 5.21%, 03/17/2014	36,704	37,158
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A 4.46%, 07/15/2014	264,000	268,538
CarMax Auto Owner Trust, Series 2007-2, Class A4 5.27%, 11/15/2012	31,586	31,653
CarMax Auto Owner Trust, Series 2008-1, Class A4A 4.79%, 02/15/2013	39,306	39,878
CarMax Auto Owner Trust, Series 2010-1, Class A3 1.56%, 07/15/2014	145,000	145,783
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3 0.91%, 08/08/2013	93,000	93,258
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3 2.82%, 01/15/2016	175,453	177,460

	Par Value	Value
ASSET BACKED SECURITIES — (Continued)
Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5 4.85%, 04/22/2015	$400,000	$428,910
CNH Equipment Trust, Series 2009-C, Class A3 1.85%, 12/16/2013	22,110	22,162
CNH Equipment Trust, Series 2010-A, Class A3 1.54%, 07/15/2014	36,688	36,856
CNH Equipment Trust, Series 2009-B, Class A4 5.17%, 10/15/2014	206,230	211,989
CNH Equipment Trust 1.20%, 05/16/2016	105,000	105,591
Ford Credit Auto Owner Trust, Series 2009-A, Class A3A 3.96%, 05/15/2013	83,981	84,678
Ford Credit Auto Owner Trust, Series 2009-B, Class A3 2.79%, 08/15/2013	59,651	60,179
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 01/15/2014	119,644	120,294
Ford Credit Auto Owner Trust, Series 2009-B, Class A4 4.50%, 07/15/2014	350,000	366,334
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A 3.69%, 07/15/2015	200,000	205,788

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
ASSET BACKED SECURITIES — (Continued)
GE Capital Credit Card Master Note Trust, Series 2009-4, Class A 3.80%, 11/15/2017	$100,000	$107,541
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3 1.87%, 02/15/2014	243,157	244,090
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3 2.62%, 03/15/2014	53,325	53,682
Harley-Davidson Motorcycle Trust, Series 2009-1, Class A4 4.55%, 01/15/2017	275,000	283,426
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3 2.79%, 01/15/2013	86,299	86,855
Honda Auto Receivables Owner Trust, Series 2010-3, Class A2 0.53%, 01/21/2013	150,783	150,829
Honda Auto Receivables Owner Trust, Series 2011-1, Class A3 1.13%, 10/15/2014	60,000	60,353
Hyundai Auto Receivables Trust, Series 2010-A, Class A3 1.50%, 10/15/2014	150,000	151,267
Hyundai Auto Receivables Trust, Series 2008-A, Class A4 5.48%, 11/17/2014	130,000	135,545

	Par Value	Value
ASSET BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust, Series 2010-B, Class A3 0.97%, 04/15/2015	$10,000	$10,049
Hyundai Auto Receivables Trust, Series 2009-A, Class A4 3.15%, 03/15/2016	265,000	274,999
John Deere Owner Trust, Series 2009-B, Class A3 1.57%, 10/15/2013	13,489	13,545
John Deere Owner Trust, Series 2011-A, Class A3 1.29%, 01/15/2016	20,000	20,184
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3 1.67%, 01/15/2014	233,264	234,948
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3 1.42%, 08/15/2014	60,000	60,434
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A4 2.43%, 03/15/2016	235,000	241,076
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4 4.74%, 08/17/2015	365,000	379,552
Santander Drive Auto Receivables Trust, Series 2010-2, Class A3 1.24%, 02/17/2014	225,000	225,618

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Shares	Value
ASSET BACKED SECURITIES — (Continued)
Santander Drive Auto Receivables Trust, Series 2010-3, Class A3 1.20%, 06/16/2014	$20,000	$20,026
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A3 1.04%, 02/18/2014	500,000	501,964
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50%, 10/15/2013	73,383	74,118
USAA Auto Owner Trust, Series 2009-2, Class A3 1.54%, 02/18/2014	8,586	8,628
USAA Auto Owner Trust, Series 2009-2, Class A4 2.53%, 07/15/2015	115,000	118,214
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A3 1.31%, 01/20/2014	137,058	137,642
World Omni Auto Receivables Trust, Series 2009-A, Class A4 5.12%, 05/15/2014	320,000	333,687
World Omni Auto Receivables Trust, Series 2010-A, Class A4 2.21%, 05/15/2015	275,000	280,802

TOTAL ASSET BACKED SECURITIES (Cost $7,290,795)		7,310,425

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Notes — 13.0%
0.38%, 08/31/2012.	2,900,000	2,902,833

	Shares	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.38%, 10/31/2012	$500,000	$500,644
0.50%, 11/30/2012	750,000	752,139
0.50%, 10/15/2013	400,000	401,156
0.63%, 12/31/2012	100,000	100,457
0.75%, 05/31/2012	750,000	753,132
0.75%, 08/15/2013	655,000	659,964
0.75%, 09/15/2013	2,200,000	2,217,189
0.88%, 02/29/2012	3,200,000	3,212,246
1.00%, 05/15/2014	420,000	425,874
1.13%, 06/15/2013	1,610,000	1,633,211
1.25%, 03/15/2014	250,000	255,234
1.25%, 04/15/2014	600,000	612,610
1.25%, 08/31/2015	150,000	151,711
1.25%, 09/30/2015	300,000	302,906
1.38%, 02/15/2012	225,000	226,424
1.38%, 05/15/2013	100,000	101,852
1.50%, 07/15/2012	400,000	404,688
1.50%, 06/30/2016	370,000	372,892
1.75%, 07/31/2015	150,000	154,806
1.75%, 05/31/2016	895,000	914,015
2.00%, 04/30/2016	835,000	863,704
2.13%, 02/29/2016	515,000	536,687
2.25%, 01/31/2015	1,095,000	1,152,317
2.25%, 03/31/2016	270,000	282,762
2.63%, 07/31/2014	225,000	238,816

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,929,443)		20,130,269

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Par Value	Value
PREFERRED STOCK — 1.3%
CITIGROUP CAPITAL XIII	$71,684	$1,940,486

TOTAL PREFERRED STOCK (Cost $1,999,984)		1,940,486

SHORT TERM INVESTMENTS — 10.6%
Commercial Paper(c) — 10.6%
American Electric 0.28%, 08/10/2011	1,000,000	999,930
Avon 0.28%, 08/03/2011	520,000	519,992
BMW 0.30%, 08/29/2011	1,000,000	999,767
BMW 0.32%, 08/08/2011	600,000	599,963
Clorox 0.22%, 08/05/2011	1,500,000	1,499,963
General Mills 0.17%, 08/25/2011	1,000,000	999,887
Harley Davidson 0.30%, 08/22/2011	1,000,000	999,825
Hasbro 0.32%, 08/25/2011	1,200,000	1,199,744
John Deere 0.09%, 08/05/2011	1,250,000	1,249,987
Kraft 0.18%, 08/22/2011	1,000,000	999,895
Mattel 0.30%, 08/26/2011	800,000	799,833
Staples 0.28%, 08/15/2011	1,000,000	999,891
Toyota 0.13%, 08/08/2011	1,000,000	999,975

	Par Value	Value
SHORT TERM INVESTMENTS — (Continued)
Commercial Paper(c) — (Continued)
Valspar 0.35%, 08/18/2011	$502,000	$501,917
Valspar 0.35%, 08/24/2011	900,000	899,799
Volvo 0.27%, 08/03/2011	1,200,000	1,199,982
VW 0.28%, 08/05/2011	850,000	849,974

TOTAL SHORT TERM INVESTMENTS (Cost $16,320,325)		16,320,324

TOTAL INVESTMENTS - 99.3% (Cost $151,970,064)*		153,431,366
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,119,075

NET ASSETS - 100.0%		$154,550,441

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2011.
(b)	Fix-to Float Bond. Rate shown is as of July 31, 2011.
(c)	Rate shown represents the yield at time of purchase.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$151,970,064

Gross unrealized appreciation	1,609,030
Gross unrealized depreciation	(147,728)

Net unrealized appreciation	$1,461,302

REMICs Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

13

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs
Corporate Bonds and Notes	$86,077,503	$—	$86,077,503	$—
Government Bonds	41,882	—	41,882	—
Collateralized Mortgage Obligations	6,854,799	—	6,854,799	—
Asset Backed Securities	7,310,425	—	7,310,425	—
U.S. Treasury Obligations	20,130,269	—	20,130,269	—
U.S. Government Agency Obligations	14,755,678	—	14,755,678	—
Preferred Stock	1,940,486	1,940,486	—	—
Short Term Investments	16,320,324	—	16,320,324	—

Total Investments	$153,431,366	$1,940,486	$151,490,880	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

14

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

15

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 91.5%
Business Services — 15.7%
Accenture PLC, Class A	23,748	$1,404,457
Cognizant Technology Solutions Corp.*	19,969	1,395,234
MasterCard, Inc., Class A	5,977	1,812,525

		4,612,216

Communications Equipment — 6.6%
Qualcomm, Inc.	35,563	1,948,141

Computer Equipment — 10.4%
Apple, Inc.*	7,815	3,051,601

Consumer Discretionary — 11.1%
Coach, Inc.	28,603	1,846,610
Starbucks Corp	35,025	1,404,152

		3,250,762

Financials — 6.0%
T. Rowe Price Group, Inc.	31,065	1,764,492

Internet Software & Services — 6.6%
Google, Inc., Class A*	3,191	1,926,375

Medical Equipment — 12.2%
C.R. Bard, Inc	14,282	1,409,348
Intuitive Surgical, Inc.*	2,490	997,370
Varian Medical Systems, Inc.*	18,907	1,186,603

		3,593,321

Pharmaceuticals — 4.8%
Allergan, Inc.	17,347	1,410,485

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Software — 13.3%
BMC Software, Inc.*	16,557	$715,593
Microsoft Corp.	51,895	1,421,923
Oracle Corp.	57,614	1,761,836

		3,899,352

Transportation — 4.8%
C.H. Robinson Worldwide, Inc.	19,488	1,409,177

TOTAL COMMON STOCKS (Cost $26,201,683)		26,865,922

TOTAL INVESTMENTS - 91.5% (Cost $26,201,683)**		26,865,922
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.5%		2,508,349

NET ASSETS - 100.0%		$29,374,271

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$26,201,683

Gross unrealized appreciation	1,433,690
Gross unrealized depreciation	(769,451)

Net unrealized appreciation	$664,239

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/11	Price	Inputs	Inputs
Investments in Securities*	$26,865,922	$26,865,922	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 86.1%
Consumer Discretionary — 8.3%
AutoNation, Inc.*	24,000	$902,640
DeVry, Inc.	8,600	534,404
Dover Downs Gaming & Entertainment, Inc.	156,542	485,280
Eastman Kodak Co.*	181,500	435,600
H&R Block, Inc.	27,325	408,782
John Wiley & Sons, Inc.	15,325	767,169

		3,533,875

Consumer Staples — 4.3%
Nu Skin Enterprises, Inc., Class A	22,475	843,712
Prestige Brands Holdings, Inc.*	34,450	420,979
Wal-Mart Stores, Inc.	10,525	554,773

		1,819,464

Energy — 8.6%
Golar LNG Partners LP (Bermuda)*	19,600	563,304
Golar LNG, Ltd. (Bermuda)	27,875	1,062,874
Noble Corp. (Switzerland)	16,375	603,746
Swift Energy Co.*	16,875	642,937
Ultra Petroleum Corp.*	17,600	824,032

		3,696,893

Financials — 10.6%
Bank of Hawaii Corp.	13,100	587,011
Dundee Corp., Class A (Canada)*	24,175	624,965
Ezcorp, Inc., Class A*	30,350	1,010,048
Northern Trust Corp.	12,925	580,397
Oppenheimer Holdings, Inc., Class A	16,225	419,903
Raymond James Financial, Inc.	19,200	609,792

	Number of Shares	Value
COMMON STOCKS— (Continued)
Financials — (Continued)
Suffolk Bancorp	29,960	$363,115
Willis Group Holdings PLC (Ireland)	8,100	331,614

		4,526,845

Health Care — 13.4%
Alere, Inc.*	22,525	664,262
Covidien PLC (Ireland)	18,200	924,378
Universal Health Services, Inc., Class B	24,950	1,238,518
Valeant Pharmaceuticals International, Inc. (Canada)	27,025	1,487,186
Warner Chilcott PLC, Class A (Ireland)	38,850	816,627
Zimmer Holdings, Inc.*	10,325	619,706

		5,750,677

Industrial — 6.8%
Air Transport Services Group, Inc.*	90,000	448,200
Consolidated Graphics, Inc.*	3,525	181,855
Mine Safety Appliances Co.	24,150	823,998
Triumph Group, Inc.	23,460	1,263,086
UTI Worldwide, Inc. (British Virgin Islands)	11,200	181,104

		2,898,243

Information Technology — 30.1%
Avid Technology, Inc.*	32,504	425,477
CA, Inc.	91,475	2,039,893
Cisco Systems, Inc.	51,400	820,858
CoreLogic, Inc.*	35,775	564,530
Electro Rent Corp.	24,980	403,677

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Global Cash Access Holdings, Inc.*	122,152	$343,247
Hewlett-Packard Co.	29,050	1,021,398
Imation Corp.*	36,140	300,685
Mentor Graphics Corp.*	83,100	949,833
Motorola Mobility Holdings, Inc.*	20,737	464,094
Novellus Systems, Inc.*	22,975	713,144
Progress Software Corp.*	18,900	455,490
Qualcomm, Inc.	21,280	1,165,718
Quantum Corp.*	338,850	891,175
SAIC, Inc.*	24,725	396,342
Symantec Corp.*	101,305	1,930,873

		12,886,434

Materials — 2.9%
Pope Resources LP	25,650	1,219,145

Utilities — 1.1%
Black Hills Corp.	8,100	242,028
National Fuel Gas Co.	3,400	246,092

		488,120

TOTAL COMMON STOCKS (Cost $31,908,482)		36,819,696

REGISTERED INVESTMENT COMPANY — 13.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.09%(a)	5,963,570	5,963,570

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,963,570)		5,963,570

Value
TOTAL INVESTMENTS - 100.0% (Cost $37,872,052)**	$42,783,266
LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%	(14,796)

NET ASSETS – 100.0%	$42,768,470

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$37,872,052

Gross unrealized appreciation	6,795,467
Gross unrealized depreciation	(1,884,253)

Net unrealized appreciation	$4,911,214

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2011.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$42,783,266	$42,783,266	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — 95.2%
Oregon — 92.5%
City of Medford, Revenue, Limited Tax, Callable 06/01/17 at 100, 4.00%, 06/01/20, (AMBAC Insured)	$45,000	$46,440
City of Portland, Sewer System Revenue Refunding, First Lien, Series A, Callable 08/01/15 at 102, 5.00%, 08/01/18, (AGM Insured)	45,000	51,083
City of Portland, Urban Renewal and Refunding, Second Lien-Downtown, 5.00%, 06/15/20	45,000	50,690
City of Portland, Urban Renewal and Refunding, Series A, Callable 06/15/15 at 101, 5.00%, 06/15/16, (AMBAC Insured)	35,000	39,337
Clackamas Community College, Refunding, GO, 5.00%, 06/15/17, (NATL-RE, FGIC Insured).	25,000	29,343
Clackamas County, GO, Callable 06/01/19 at 100, 4.00%, 06/01/21	30,000	32,252
Clackamas County, Hospital Facility, Legacy Health System, Series A, RB, 4.00%, 07/15/16	40,000	42,394

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Clackamas County, School District, Series B, GO, Callable 06/15/16 at 100, 5.00%, 06/15/17, (NATL-RE, School Board Guaranty Insured)	$35,000	$40,231
Deschutes County, Bend-LA Pine Administrative School District No. 1, Refunding, GO, 5.00%, 06/15/14, (AGM, School Board Guaranty Insured)	25,000	27,834
Oregon State, Bond Bank Revenue, Economic and Community Development, Series B, Callable 08/29/11 at 102, 4.38%, 01/01/18, (NATL-RE Insured)	20,000	20,427
Oregon State, Bond Bank Revenue, Series A, 4.00%, 01/01/13, (AMBAC Insured)	50,000	52,465
Oregon State, Department Administrative, Refunding RB, Series A, 5.00%, 04/01/14, (AGM Insured)	15,000	16,685
Oregon State, Department Administrative, Series A, 5.00%, 05/01/13, (AGM Insured)	25,000	26,883

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short-Term Tax-Exempt Bond Fund

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Oregon State, Facilities Authority, Revenue, Refunding, Legacy Health System, Series A, 3.00%, 03/15/12	$50,000	$50,542
Oregon State, Refunding, State Board Higher Education, Series D, 5.00%, 08/01/12	20,000	20,947
Port of Portland, Airport Revenue, Portland International Airport, Series 19, Callable 07/01/18 at 100, 5.00%, 07/01/21	50,000	54,824
Rogue Community College District, Refunding, GO, 5.00%, 06/15/15, (NATL-RE, School Board Guaranty Insured)	25,000	28,015
Salem Hospital Facility, Authority Revenue, Salem Hospital Project RB, Series A, 5.00%, 08/15/12	25,000	26,012
Washington and Clackamas Countys, GO, Series B, 3.25%, 06/01/15	25,000	26,970
Washington Multnomah and Yamhill, West Union School District No. 1,GO, Callable 06/15/17 at 100, 5.00%, 06/15/18, (NATL-RE Insured)	25,000	28,684

	Par Value	Value
MUNICIPAL BONDS — (Continued)
Oregon — (Continued)
Yamhill County, Dayton School District No. 8, Refunding, GO, Callable 06/15/14 at 100, 3.80%, 06/15/15, (NATL-RE, School Board Guaranty Insured)	$35,000	$37,628

		749,686

Washington — 2.7%
Washington State, Health Care Facilities Peacehealth, RB, Series A, 5.00%, 11/01/18	20,000	21,917

TOTAL MUNICIPAL BONDS (Cost $769,636).		771,603

CORPORATE BONDS AND NOTES — 2.9%
General Electric Capital Corp., Senior Unsecured Medium Term Note 0.54%, 08/07/2018 (a)	25,000	23,333

TOTAL CORPORATE BONDS AND NOTES (Cost $23,339)		23,333

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

SNW Oregon Short Term Tax-Exempt Bond Fund

Portfolio of investments (Concluded)

July 31, 2011

(Unaudited)

	Shares	Value
REGISTERED INVESTMENT COMPANY — 0.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(b)	255	$255

TOTAL REGISTERED INVESTMENT COMPANY (Cost $255)		255

TOTAL INVESTMENTS - 98.1% (Cost $793,230)*		795,191
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		15,555

NET ASSETS - 100.0%		$810,746

(a)	Floating or variable rate security. Rate disclosed is as of July 31, 2011.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2011.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$793,230

Gross unrealized appreciation	3,225
Gross unrealized depreciation	(1,264)

Net unrealized appreciation	$1,961

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL-RE	National Reinsurance Corp.
RB	Revenue Bond

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SNW Oregon Short-Term Tax-Exempt Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

4

SNW OREGON SHORT-TERM TAX-EXEMPT BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/11	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds	$771,603	$—	$771,603	$—
Corporate Bonds and Notes	23,333	—	23,333	—
Registered Investment Company	255	255	—	—

Total	$795,191	$255	$794,936	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011 there were no transfers between Levels 1,2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

TW SMALL CAP GROWTH FUND

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.4%
Aerospace & Defense — 3.0%
BE Aerospace, Inc.*	6,047	$240,671
Hexcel Corp.*	11,822	283,019

		523,690

Auto Parts & Equipment — 0.7%
Tenneco, Inc.*	2,850	113,829

Biotechnology — 5.6%
Complete Genomics, Inc.*	4,410	54,640
Inhibitex, Inc.*	24,000	99,360
Keryx Biopharmaceuticals, Inc.*	25,531	112,592
Pharmasset, Inc.*	1,779	215,935
Spectrum Pharmaceuticals, Inc.*	12,105	128,313
Trius Therapeutics, Inc.*	15,508	135,540
United Therapeutics Corp.*	3,770	216,323

		962,703

Chemicals — 1.2%
Kraton Performance Polymers, Inc.*	3,103	112,018
Solutia, Inc.*	4,088	87,647

		199,665

Commercial Services & Supplies — 0.8%
US Ecology, Inc.	8,350	141,032

Communications Equipment — 4.0%
Aruba Networks, Inc.*	5,768	132,376
Finisar Corp.*	3,548	60,458
InterDigital, Inc.	1,235	84,289
Powerwave Technologies, Inc.*	115,278	250,153
Sonus Networks, Inc.*	56,707	167,853

		695,129

	Number of Shares	Value
COMMON STOCKS — (Continued)
Computers & Peripherals — 2.9%
Immersion Corp.*	12,268	$112,252
OCZ Technology Group, Inc.*	30,990	232,735
Quantum Corp.*	56,465	148,503

		493,490

Consumer Finance — 4.4%
Cash America International, Inc.	4,480	250,701
Dollar Financial Corp.*	13,330	288,061
First Cash Financial Services, Inc.*	2,845	123,103
Netspend Holdings, Inc.*	11,840	93,418

		755,283

Diversified Consumer Services — 1.1%
Steiner Leisure Ltd.*	4,041	196,473

Electrical Equipment —1.9%
EnerSys*	6,425	205,472
Regal-Beloit Corp.	1,944	117,865

		323,337

Energy Equipment & Services — 2.6%
Key Energy Services, Inc.*	10,086	196,576
Pioneer Drilling Co.*	8,843	143,876
Tetra Technologies, Inc.*	8,868	114,131

		454,583

Food Products — 0.6%
Diamond Foods, Inc.	1,405	100,584

Health Care Equipment & Services — 0.4%
OraSure Technologies, Inc.*	8,163	75,100

Health Care Equipment & Supplies — 5.1%
Cyberonics, Inc.*	3,970	107,746
DexCom, Inc.*	7,244	102,720
ICU Medical, Inc.*	2,590	110,023

See accompanying Notes to the Quarterly Portfolio of Investments

1

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Supplies — (Continued)
Masimo Corp.	6,656	$184,904
Quidel Corp.*	10,344	154,746
Uroplasty, Inc.*	10,589	72,111
Volcano Corp.*	4,622	145,177

		877,427

Health Care Providers & Services — 4.4%
Health Net, Inc.*	7,830	220,180
HMS Holdings Corp.*	2,380	179,928
Mednax, Inc.*	2,745	187,099
WellCare Health Plans, Inc.*	4,055	177,812

		765,019

Health Care Technology —1.1%
Omnicell, Inc.*	10,725	183,505

Hotels, Restaurants & Leisure — 4.4%
BJ’s Restaurants, Inc.*	2,320	107,578
Morgans Hotel Group Co.*	23,970	171,625
Orient-Express Hotels Ltd.*	10,070	99,592
Red Robin Gourmet Burgers, Inc.*	4,760	163,839
Scientific Games Corp.*	23,859	218,071

		760,705

Household Durables — 0.8%
SodaStream International Ltd.*	1,847	135,477

Internet & Catalog Retail — 2.0%
Shutterfly, Inc.*	2,898	157,651
Valuevision Media, Inc., Class A*	25,070	187,774

		345,425

Internet Software & Services — 2.7%
Dice Holdings, Inc.*	18,759	258,687

	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Software & Services — (Continued)
Internap Network Services Corp.*	33,493	$208,326

		467,013

IT Services — 2.2%
ExIService Holdings, Inc.*	15,940	372,040

Machinery — 3.5%
Actuant Corp., Class A	9,271	229,086
Lindsay Corp.	1,800	113,940
Navistar International Corp.*.	2,513	128,942
Trinity Industries, Inc.	4,614	137,451

		609,419

Metals & Mining — 1.2%
Horsehead Holding Corp.*	6,241	69,712
Kaiser Aluminum Corp.	2,500	139,550

		209,262

Oil, Gas & Consumable Fuels — 8.4%
Berry Petroleum Co., Class A	3,123	179,104
Brigham Exploration Co.*	5,776	183,677
Carrizo Oil & Gas, Inc.*	4,460	171,264
Complete Production Services, Inc.*	3,789	147,316
Energy XXI Bermuda Ltd.*	5,088	166,937
Goodrich Petroleum Corp.*	11,499	228,025
Lufkin Industries, Inc.	1,266	103,154
Rosetta Resources, Inc.*	5,094	263,716

		1,443,193

Pharmaceuticals — 1.4%
Hi-Tech Pharmacal Co., Inc.*	4,435	125,466
MAP Pharmaceuticals, Inc.*	7,797	119,762

		245,228

See accompanying Notes to the Quarterly Portfolio of Investments

2

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Professional Services — 4.0%
Acacia Research - Acacia Technologies*	8,215	$352,588
Advisory Board Co. (The)*	2,321	124,266
Navigant Consulting, Inc.*	18,322	215,650

		692,504

Real Estate Management & Development — 2.5%
Jones Lang LaSalle, Inc.	5,042	429,175

REIT — 0.9%
Mid-America Apartment Communities, Inc.	2,094	148,234

Road & Rail —1.2%
Genesee & Wyoming, Inc., Class A*	1,831	100,778
Marten Transport Ltd.	4,917	101,143

		201,921

Semiconductors & Semiconductor Equipment — 4.8%
Cavium, Inc.*	6,517	224,771
Mindspeed Technologies, Inc.*	33,459	227,856
Netlogic Microsystems, Inc.*	2,816	97,293
TriQuint Semiconductor, Inc.*	10,490	78,885
Volterra Semiconductor Corp.*	7,585	195,465

		824,270

Software — 6.9%
CommVault Systems, Inc.*	2,367	91,650
Interactive Intelligence Group*	5,160	196,132
Kenexa Corp.*	7,975	203,921
Parametric Technology Corp.*	11,922	247,858

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Radiant Systems, Inc.*	4,696	$132,380
Sourcefire, Inc.*	8,923	219,327
Vancelnfo Technologies, Inc., ADR*	5,165	104,488

		1,195,756

Specialty Retail — 3.2%
Casey’s General Stores, Inc.	5,007	225,315
Guess?, Inc.	1,820	69,378
Pier 1 Imports, Inc.*	23,473	257,968

		552,661

Textiles, Apparel & Luxury Goods — 1.1%
Warnaco Group, Inc. (The)*	3,552	189,322

Trading Companies & Distributors — 1.4%
Rush Enterprises, Inc.*	12,178	243,438

TOTAL COMMON STOCKS (Cost $15,166,315)		15,925,892

TOTAL INVESTMENTS —92.4% (Cost $15,166,315)**		15,925,892
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%		1,301,234

NET ASSETS - 100.0%		$17,227,126

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments

3

TW SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,166,315

Gross unrealized appreciation	1,418,782
Gross unrealized depreciation	(659,205)

Net unrealized appreciation	$759,577

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments

4

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TW Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TW SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Total Market Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$15,925,892	$15,925,892	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

WHV FUNDS

WHV International Equity Fund

Portfolio Holdings Summary Table

July 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Energy Equipment & Services	29.9%	$79,069,806
Metals & Mining	12.0	31,716,323
Chemicals	10.3	27,118,200
Oil, Gas & Consumable Fuels	8.8	23,359,969
Road & Rail	8.2	21,563,625
Food Products	7.0	18,538,261
Tobacco	3.5	9,346,324
Beverages	3.4	8,991,237
Electrical Equipment	3.2	8,409,565
Machinery	1.7	4,508,362
Pharmaceuticals	1.5	3,924,756
Insurance	1.5	3,921,103
Real Estate Management & Development	1.0	2,668,542
Capital Markets	0.6	1,502,317
Trading Companies & Distributors	0.2	486,350
Other Assets in Excess of Liabilities	7.2	19,119,009

NET ASSETS	100.0%	$264,243,749

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.8%
Australia — 4.6%
BHP Billiton, Ltd., SP ADR	133,455	$12,217,805

Bermuda — 6.2%
Bunge, Ltd.	25,315	1,741,925
Nabors Industries, Ltd.*	487,952	12,886,812
PartnerRe, Ltd.	23,905	1,597,332

		16,226,069

Brazil — 2.8%
Vale SA, SP ADR	230,990	7,493,316

Canada — 26.0%
Agrium, Inc.	69,150	6,042,327
Brookfield Asset Management, Inc., Class A	84,635	2,668,542
Canadian National Railway Co.	147,170	11,017,146
Canadian Natural Resources, Ltd.	230,100	9,270,729
Canadian Pacific Railway, Ltd.	165,150	10,546,479
Ensign Energy Services, Inc.	29,685	639,403
Finning International, Inc.	17,750	486,350
Manulife Financial Corp.	68,905	1,094,900
Potash Corp. of Saskatchewan, Inc.	219,780	12,705,482
Suncor Energy, Inc.	296,225	11,321,719
Talisman Energy, Inc.	151,645	2,767,521

		68,560,598

France — 0.5%
AXA SA, SP ADR	65,715	1,228,871

Germany — 2.0%
BASF SE, SP ADR	59,405	5,383,281

	Number of Shares	Value
COMMON STOCKS — (Continued)
Ireland — 4.9%
Cooper Industries PLC (Ireland)	160,764	$8,409,565
Ingersoll-Rand PLC	120,480	4,508,362

		12,917,927

Luxemburg — 3.2%
Tenaris SA, ADR	187,845	8,302,749

Netherlands — 5.1%
Core Laboratories NV (Netherlands)	74,450	8,091,226
Unilever NV, NY Shares	168,800	5,482,624

		13,573,850

Netherlands Antilles — 5.1%
Schlumberger Ltd.	149,920	13,548,270

Norway — 0.2%
Yara International ASA, ADR	9,285	530,174

Switzerland — 20.7%
Nestle SA, SP ADR	177,470	11,313,712
Noble Corp.	290,755	10,720,137
Novartis AG, ADR	64,130	3,924,756
Syngenta AG, ADR	38,625	2,456,936
Transocean, Ltd. (Switzerland)	161,260	9,927,166
UBS AG*	91,160	1,502,317
Weatherford International, Ltd.*	682,210	14,954,043

		54,799,067

United Kingdom — 11.5%
British American Tobacco PLC, SP ADR	102,235	9,346,324
Diageo PLC, SP ADR	110,675	8,991,237

See accompanying Notes to the Quarterly Portfolio of Investments

2

WHV FUNDS

WHV International Equity Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	169,135	$12,005,202

		30,342,763

TOTAL COMMON STOCKS (Cost $217,274,525)		245,124,740

TOTAL INVESTMENTS - 92.8% (Cost $217,274,525)**		245,124,740
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%		19,119,009

NET ASSETS - 100.0%		$264,243,749

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$217,274,525

Gross unrealized appreciation	30,501,454
Gross unrealized depreciation	(2,651,239)

Net unrealized appreciation	$27,850,215

ADR	American Depositary Receipt
SPADR	Sponsored Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments

3

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio Holdings Summary Table

July 31, 2011

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
INDUSTRY CATEGORIES:
Oil, Gas & Consumable Fuels	19.9%	$163,242
Commercial Banks	15.3	125,238
Metals & Mining	10.6	86,597
Internet Software & Services	9.7	79,653
Beverages	8.7	71,581
Chemicals	4.9	40,200
Water Utilities	3.8	31,039
Life Sciences Tools & Services	3.6	29,758
Energy Equipment & Services	3.6	29,172
Hotels, Restaurants & Leisure	3.4	27,660
Semiconductors & Semiconductor Equipment	3.2	26,450
Pharmaceuticals	3.0	24,962
Aerospace & Defense	2.9	23,911
Diversified Telecommunication Services	2.6	21,463
Machinery	2.6	21,099
Food & Staples Retailing	2.3	19,004
Liabilities in Excess of Other Assets	(0.1)	(1,151)

NET ASSETS	100.0%	$819,878

See accompanying Notes to the Quarterly Portfolio of Investments

4

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.1%
Argentina — 6.4%
MercadoLibre, Inc.	290	$23,032
Tenaris SA, ADR	660	29,172

		52,204

Brazil — 21.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, SP PRF ADR	440	19,004
Cia de Bebidas das Americas, PRF ADR	1,390	41,728
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	520	31,039
Embraer SA, ADR	810	23,911
Itau Unibanco Holding SA, PRF ADR	1,155	23,527
Vale SA, SP ADR	1,155	37,468

		176,677

Chile — 4.9%
Sociedad Quimica y Minera de Chile SA, SP ADR	625	40,200

China — 24.1%
Baidu, Inc., SP ADR*	185	29,058
CNOOC, Ltd., ADR	150	33,347
Ctrip.com International, Ltd., ADR*	600	27,660
PetroChina Co., Ltd., ADR	150	21,334
Sina Corp.*	255	27,563
WuXi PharmaTech, Inc., ADR*	1,910	29,758
Yanzhou Coal Mining Co., Ltd., SP ADR	750	28,725

		197,445

	Number of Shares	Value
COMMON STOCKS —(Continued)
Columbia —6.4%
BanColombia SA, SP AD	405	$26,852
Ecopetrol SA, SP ADR	615	25,984

		52,836

India —5.6%
Dr. Reddy’s Laboratories, Ltd., ADR	700	24,962
Tata Motors, Ltd., SP ADR	985	21,099

.		46,061

Indonesia — 2.6%
PT Telekomunikasi Indonesia Tbk, SP ADR	615	21,463

Mexico — 3.6%
Coca-Cola Femsa SAB de CV, SP ADR	310	29,853

Peru — 6.4%
Credicorp, Ltd.	290	28,333
Southern Copper Corp.	715	24,424

		52,757

Russia — 6.3%
Lukoil OAO, SP ADR	380	25,517
Sberbank of Russia, SP ADR	1,735	25,938

		51,455

South Africa — 3.5%
Sasol, Ltd., SP ADR	565	28,335

South Korea — 5.5%
KB Financial Group, Inc., ADR	415	20,588

POSCO, ADR	225	24,705

		45,293

See accompanying Notes to the Quarterly Portfolio of Investments

5

WHV FUNDS

WHV Emerging Markets Equity Fund

Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

	Number of Shares	Value
COMMON STOCKS —(Continued)
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR*	2,140	$26,450

TOTAL COMMON STOCKS (Cost $816,980)		821,029

TOTAL INVESTMENTS - 100.1% (Cost $816,980)**		821,029
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(1,151)

NET ASSETS - 100.0% $		819,878

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$816,980

Gross unrealized appreciation	26,532
Gross unrealized depreciation	(22,483)

Net unrealized appreciation	$4,049

ADR	American Depositary Receipt
PRFADR	Preferred American Depositary Receipt
SPADR	Sponsored American Depositary Receipt
SP PRF ADR	Sponsored Preferred American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments

6

WHV FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2011

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — WHV International Equity Fund and WHV Emerging Markets Fund’s (each a “Fund” and together the “Funds”) net asset Value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Wentworth, Hauser and Violich, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair Valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

7

WHV FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2011

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets carried at fair value:

Funds	Total Value at 07/31/11	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
WHV International Equity Fund:
Investments in Securities*	$245,124,740	$245,124,740	$—	$—

WHV Emerging Markets Equity Fund: Investments in Securities*	$821,029	$821,029	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended July 31, 2011, there were no transfers between Levels 1, 2 and 3 for all Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	9-22-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer
(principal executive officer)

Date	9-22-2011

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer
(principal financial officer)

Date	9-22-2011

*	Print the name and title of each signing officer under his or her signature.